As filed with the Securities and Exchange Commission on April 29, 2003

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 17  ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 18  ☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

AUSA LIFE INSURANCE COMPANY, INC.

(Former Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(800) 525-6205

Frank A. Camp, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2003 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                 pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK NY

VARIABLE ANNUITY

(Formerly AUSA LANDMARK VARIABLE ANNUITY)

Issued Through

SEPARATE ACCOUNT VA BNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(formerly AUSA Life Insurance Company, Inc.)

Prospectus

May 1, 2003

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers fifty underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.) (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark NY Variable Annuity (formerly AUSA Landmark Variable Annuity), you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goal
•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES  FUND, INC.—SERVICE CLASS

Subadvised by AEGON/Transamerica Fund

Advisers, Inc.

Asset Allocation—Conservative Portfolio

Asset Allocation—Growth Portfolio

Asset Allocation—Moderate Portfolio

Asset Allocation—Moderate Growth Portfolio

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century Income & Growth

American Century International

Subadvised by BlackRock Advisors, Inc.

BlackRock Global Science & Technology Opportunities

BlackRock Mid Cap Growth

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, LP

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by Janus Capital Management LLC

Janus Balanced (A/T)

Janus Growth (A/T)

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment

Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital

Management, LLC

Marsico Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.

PBHG/NWQ Value Select

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE  FUNDS—SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.—CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen—Mid Cap Growth Portfolio

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The policy value less the surrender charge, service charge, and premium tax charge, if any.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account which Transamerica may offer into which premiums may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value—The policy form refers to this as “annuity purchase value.” The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

•	the premiums paid; minus
•	gross partial surrenders taken; plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	any applicable service charges, premium taxes, and transfer fees, and any other charges, if any.

Separate Account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

(Note: The SAI contains a more extensive Glossary.)

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.    THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.) (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers various subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.    PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

3.    INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Asset	Allocation—Conservative Portfolio—Service Class
Asset	Allocation—Growth Portfolio—Service Class
Asset	Allocation—Moderate Portfolio—Service Class
Asset	Allocation—Moderate Growth Portfolio—Service Class
Alger	Aggressive Growth—Service Class
American	Century Income & Growth—Service Class
American	Century International—Service Class
BlackRock	Global Science & Technology Opportunities—Service Class
BlackRock	Mid Cap Growth—Service Class
Capital	Guardian Global—Service Class
Capital	Guardian U.S. Equity—Service Class
Capital	Guardian Value—Service Class
Clarion	Real Estate Securities—Service Class
Great	Companies—AmericaSM—Service Class
Great	Companies—Global[2]—Service Class
Great	Companies—TechnologySM—Service Class
Janus	Balanced (A/T)—Service Class
Janus	Growth (A/T)—Service Class
Jennison	Growth—Service Class
J.P.	Morgan Enhanced Index—Service Class
Marsico	Growth—Service Class
MFS	High Yield—Service Class
PBHG	Mid Cap Growth—Service Class
PBHG/NWQ	Value Select—Service Class
PIMCO	Total Return—Service Class
Salomon	All Cap—Service Class
Transamerica	Convertible Securities— Service Class
Transamerica	Equity—Service Class
Transamerica	Growth Opportunities— Service Class
Transamerica	Money Market—Service Class
Transamerica	U.S. Government Securities—Service Class
T.	Rowe Price Equity Income—Service Class
T.	Rowe Price Growth Stock—Service Class
T.	Rowe Price Small Cap—Service Class
Van	Kampen Active International Allocation— Service Class
Van	Kampen Asset Allocation—Service Class

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Van	Kampen Emerging Growth—Service Class
AIM	V.I. Basic Value Fund—Series II
AIM	V.I. Capital Appreciation Fund—Series II
AllianceBernstein	Growth & Income Portfolio— Class B
AllianceBernstein	Premier Growth Portfolio— Class B
Janus	Aspen—Mid Cap Growth Portfolio— Service Shares
Janus	Aspen—Worldwide Growth Portfolio—Service Shares
MFS	New Discovery Series—Service Class
MFS	Total Return Series—Service Class
Fidelity—VIP	Contrafund® Portfolio— Service Class 2
Fidelity—VIP	Equity-Income Portfolio— Service Class 2
Fidelity—VIP	Growth Portfolio—Service Class 2
Fidelity—VIP	Mid Cap Portfolio—Service Class 2
Fidelity—VIP	Value Strategies Portfolio— Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subacounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/Transamerica Series Fund, Inc. has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.    PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.    EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after May 1, 2003. See Appendix C for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.45% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.    ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you

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may, free of surrender charges once each policy year, take out up to the greater of:

•	10% of your premium payments; or
•	any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

Access to amounts held in qualified policies may be restricted or prohibited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

7.    ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.    DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:

•	Annual Step-Up; or
•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.    TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.    ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be suitable for your particular situation.

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11.    OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the policy value, if any. Please note, we will not credit interest on amounts allocated to the fixed account. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable time period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after May 1, 2003. See Appendix C for information on how older policies have different features and requirements, and sometimes different (and higher) fees and deductions.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2003) is in Appendix A to this prospectus.

12.    INQUIRIES

If you need more information, please contact us at:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Financial Life Insurance Company

4333 Edgewood Road NE

P.O. Box 3183

Cedar Rapids, IA 52406-3183

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy during the accumulation phase. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%

Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%

Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy

Separate Account Annual Expenses (as a percentage of average account value):

Base Separate Account Expenses:

Mortality and Expense Risk Fee(5)	1.15%

Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.30%

Optional Separate Account Expenses:

Annual Step-Up Death Benefit(6)	0.15%

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.45%

The next items shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(8):	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.41%	6.90%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period.	$1624	$3021	$4303	$7096

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$824	$2391	$3853	$7096

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The annual service charge, if any is imposed, applies only to the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit”.

(6)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.30%.

(7)	The Annual-Step Up Death Benefit fee is included herein.

(8)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2002 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

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1.     THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark NY Variable Annuity (formerly AUSA Landmark Variable Annuity) policy offered by Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.). This prospectus generally describes policies issued on or after May 1, 2003. Policies issued before that date may have different features and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.     PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives all information needed to issue the policy;
•	Transamerica receives a minimum initial premium payment; and
•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

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There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes (for regular trading) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.     INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment management and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.—SERVICE CLASS(1)

Subadvised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation—Conservative Portfolio(2)

Asset Allocation—Growth Portfolio(3)

Asset Allocation—Moderate Portfolio(4)

Asset Allocation—Moderate Growth Portfolio(5)

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.

American Century Income & Growth

American Century International(6)

Subadvised by BlackRock Advisors, Inc.

BlackRock Global Science & Technology Opportunities(7)

BlackRock Mid Cap Growth

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

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Subadvised by Clarion CRA Securities, LP

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—Global2

Great Companies—TechnologySM

Subadvised by Janus Capital Management LLC(8)

Janus Balanced (A/T)

Janus Growth (A/T)(9)

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC(10)

Marsico Growth(11)(12)

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pilgrim Baxter & Associates, Ltd.

PBHG Mid Cap Growth

Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.

PBHG/NWQ Value Select

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market(13)

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS—SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.—CLASS B(14)

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio(15)

AllianceBernstein Premier Growth Portfolio(16)

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC(8)

Janus Aspen—Mid Cap Growth Portfolio(17)

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.
(2)	Formerly known as Conservative Asset Allocation.
(3)	Formerly known as Aggressive Asset Allocation.
(4)	Formerly known as Moderate Asset Allocation.
(5)	Formerly known as Moderately Aggressive Asset Allocation.

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(6)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(7)	Formerly known as BlackRock Global Science & Technology.
(8)	Formerly known Janus Capital Corporation.
(9)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(10)	Formerly subadvised by Goldman Sachs Asset Management.
(11)	Formerly known as Goldman Sachs Growth.
(12)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class Shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.
(13)	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
(14)	Formerly known as Alliance Variable Products Series Fund, Inc.—Class B.
(15)	Formerly known as Alliance Growth & Income Portfolio.
(16)	Formerly known as Alliance Premier Growth Portfolio.
(17)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if any such owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC.  (“A/T”)—INITIAL CLASS

Subadvised by Janus Capital Management LLC(1)

Janus Global

(1)	Formerly known Janus Capital Corporation.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES FUND, INC.  —INITIAL CLASS

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth(1)

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC(2)

Janus Aspen—Mid Cap Value Portfolio(3)

VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

Managed by Fidelity Management &

Research Company

Fidelity—VIP Growth Opportunities Portfolio

(1)	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.
(2)	Formerly known Janus Capital Corporation.
(3)	As of May 1, 2003 Janus Aspen—Strategic Value Portfolio merged into Janus Aspen— Mid Cap Value Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. (“A/T”)—INITIAL CLASS

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolio’s fees and investment objectives and risks, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

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We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Transfers of other amounts from the guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred

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during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing.  The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer or series of transfers would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused or appears likely to abuse the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

We do not permit market timing. Do not purchase this policy if you are a market timer.

4.     PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or the annual service charge. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.     EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not

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cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium payment surrendered)

0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, assume your policy value is $100,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000—$10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000- ($100,000 × 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is 0.15% higher at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $30 (but no more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premium payment(s), less all partial surrenders, is at least $50,000.

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Premium Taxes

New York does not currently impose a premium tax. We will, however, deduct the total amount of premium taxes, if there is a premium tax imposed in the future, from the policy value when:

•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6.     ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a complete or partial surrender); or
•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

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Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies and departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7.     ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 3 are fixed only. Options 4 and 5 can be fixed or variable.

Payment Option 1—Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2—Income for a Specified Period. We will make level payments only for a

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fixed period. No funds will remain at the end of the period.

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 4—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 5—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.     DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

Deaths Before the Annuity Commencement Date

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

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When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and
•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greater of:

•	the policy value on the date we receive the required information; or
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to policies issued after May 1, 2003. For other policies, see Appendix C.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.    Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit is:

•	the largest policy value on the date of issue or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
•	any premium payments subsequent to the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders subsequent to the date of the policy anniversary with the largest policy value.

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The Annual Step-Up Death Benefit is not available if the owner or annuitant is 76 or older on the policy date.

There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 1.30%.

B.    Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9.     TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs—either as a surrender or as annuity payments, and tax deferral will not apply.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, although distributions may be tax-free if the owner meets certain rules.
•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

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•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.
•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provision in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;
•	the time when amounts can be paid from the policy; and
•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified policy or other retirement plan.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59½
•	leaves his/her job;
•	dies;
•	becomes disabled (as that term is defined in the Internal Revenue Code); or
•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders—Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid

23

(adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;
•	paid after an owner dies;
•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•	paid under an immediate annuity; or
•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions

24

may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10.     ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium; and
(2)	is any gains in the policy.

This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a  12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly, respectively.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but

25

the length of the Dollar Cost Averaging program will not. If we receive additional premium payments after a Dollar Cost Averaging program is completed, absent new instructions to the contrary, a new Dollar Cost Averaging program will be started using the previous instructions (assuming it meets the minimum Dollar Cost Averaging requirements).

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin a Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
•	We do not receive the minimum required amount to begin a Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and
•	Any amount in a variable source will remain in that variable investment option; and
•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.     OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a policy. An assignment may have tax consequences.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.) was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary

26

companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account, are in accordance with the policies, redited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

27

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;
•	the surrender charge;
•	the mortality and expense risk fee;
•	revenues, if any, that we receive from the underlying portfolios or their managers; and
•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG Securities Corporation, or Transamerica.

28

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

29

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each underlying fund subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(1)ab
2002	$1.000000	$0.896108	100.000

Asset Allocation—Growth Portfolio(1)ab
2002	$1.000000	$0.804600	100.000

Asset Allocation—Moderate Portfolio(1)ab
2002	$1.000000	$0.867636	100.000

Asset Allocation—Moderate Growth Portfolio(1)ab
2002	$1.000000	$0.839081	100.000

Alger Aggressive Growth(2)a
2002	$0.573708	$0.370627	178,476.884
2001	$0.697419	$0.573708	120,690.375
2000	$1.000000	$0.697419	65,681.407

American Century Income & Growth(3)a
2002	$0.938285	$0.744847	5,905.982
2001	$1.000000	$0.938285	5,911.128

American Century International(3)ac
2002	$0.832379	$0.639197	999.092
2001	$1.000000	$0.832379	1,000.000

BlackRock Global Science & Technology Opportunities(1)ab
2002	$1.000000	$0.715409	100.000

BlackRock Mid Cap Growth(1)a
2002	$1.000000	$0.757342	100.000

Capital Guardian Global(4)a
2002	$1.125133	$0.891692	69,924.721
2001	$1.274775	$1.125133	95,975.582
2000	$1.530432	$1.274775	93,921.969
1999	$1.000000	$1.530432	8,817.278

Capital Guardian U.S. Equity(5)ad
2002	$0.841423	$0.631386	6,678.832
2001	$0.884476	$0.841423	6,684.646
2000	$1.000000	$0.884476	1,138.031

30

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Capital Guardian Value(6)a
2002	$2.300746	$1.796659	258,960.664
2001	$2.191158	$2.300746	270,419.710
2000	$2.107532	$2.191158	242,351.466
1999	$2.207657	$2.107532	173,486.830
1998	$2.022644	$2.207657	106,211.103

Clarion Real Estate Securities(1)a
2002	$1.000000	$0.929213	5,175.844

Dreyfus Small Cap Value(6)a
2002	$3.147350	$1.876147	296,499.187
2001	$2.481941	$3.147350	298,122.905
2000	$2.270110	$2.481941	222,186.842
1999	$1.781675	$2.270110	92,417.541
1998	$1.780884	$1.781675	119,463.216

Gabelli Global Growth(5)ac
2002	$0.830048	$0.684125	2,366.609
2001	$0.937847	$0.830048	2,377.373
2000	$1.000000	$0.937848	1,000.000

Great Companies—AmericaSM(3)a
2002	$0.982103	$0.767017	3,201.391
2001	$1.000000	$0.982103	1,000.000

Great Companies—Global2(5)a
2002	$0.777811	$0.601160	998.103
2001	$0.949871	$0.777811	999.010
2000	$1.000000	$0.949871	1,000.000

Great Companies—TechnologySM(3)a
2002	$0.773226	$0.471165	999.094
2001	$1.000000	$0.773226	1,000.000

Janus Balanced (A/T)(1)a
2002	$1.000000	$0.939281	100.000

Janus Global (A/T)(2)a
2002	$0.590582	$0.430212	134,695.869
2001	$0.777402	$0.590582	137,835.063
2000	$1.000000	$0.777402	142,492.795

Janus Growth (A/T)(6)ae
2002	$24.333494	$16.617109	113,095.295
2001	$34.670168	$24.333494	139,954.436
2000	$49.862043	$34.670168	111,450.590
1999	$31.822714	$49.862043	55,903.910
1998	$19.428802	$31.822714	18,019.791

31

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Jennison Growth(7)a
2002	$0.862821	$0.588432	192,044.741
2001	$1.075789	$0.862821	195,738.642
2000	$1.235481	$1.075789	178,461.289
1999	$1.197263	$1.235481	89,492.709
1998	$1.136598	$1.197263	70,958.668

J.P. Morgan Enhanced Index(8)a
2002	$1.392379	$1.033936	596,773.529
2001	$1.606561	$1.392379	631,443.266
2000	$1.831468	$1.606561	721,520.270
1999	$1.574026	$1.831468	511,192.617
1998	$1.199020	$1.574026	202,995.681

Marsico Growth(2)af
2002	$0.774069	$0.564189	123,295.390
2001	$0.915132	$0.774069	123,301.237
2000	$1.000000	$0.915132	41,944.014

MFS High Yield(4)a
2002	$0.954934	$0.959844	178,894.560
2001	$0.934479	$0.954934	65,342.576
2000	$1.000739	$0.934479	40,339.546
1999	$1.000000	$1.000739	1,010.192

PBHG Mid Cap Growth(2)a
2002	$0.498392	$0.351418	205,281.006
2001	$0.789965	$0.498392	48,435.462
2000	$1.000000	$0.789965	1,000.000

PBHG/NWQ Value Select(2)a
2002	$1.044981	$0.882787	45,275.931
2001	$1.080814	$1.044981	42,812.150
2000	$1.000000	$1.080814	2,959.117

PIMCO Total Return(1)a
2002	$1.000000	$1.051137	92,820.703

Salomon All Cap(2)a
2002	$1.036993	$0.768775	51,542.560
2001	$1.031639	$1.036993	51,746.986
2000	$1.000000	$1.031639	19,865.045

Transamerica Convertible Securities(1)a
2002	$1.000000	$0.922464	2,777.402

Transamerica Equity(2)a
2002	$0.673200	$0.515473	255,531.386
2001	$0.830010	$0.673200	248,639.622
2000	$1.000000	$0.830010	49,791.821

32

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Transamerica Growth Opportunities(3)a
2002	$1.106551	$0.933700	6,545.703
2001	$1.000000	$1.106551	1,000.000

Transamerica Money Market(6)ag
2002	$1.359341	$1.355594	563,245.911
2001	$1.331292	$1.359341	744,091.556
2000	$1.275724	$1.331292	511,904.493
1999	$1.236621	$1.275724	219,081.992
1998	$1.196982	$1.236621	52,322.018

Transamerica U.S. Government Securities(9)a
2002	$1.406799	$1.465892	894,347.207
2001	$1.359434	$1.406799	424,671.372
2000	$1.253119	$1.359434	352,869.442
1999	$1.283673	$1.253119	123,620.377
1998	$1.231625	$1.283673	38,151.310

T. Rowe Price Dividend Growth(2)ah
2002	$1.014149	$0.810733	65,244.772
2001	$1.074760	$1.014149	39,218.763
2000	$1.000000	$1.074760	6,902.337

T. Rowe Price Equity-Income(10)ah
2002	$2.336285	$2.005805	565,018.340
2001	$2.322307	$2.336285	556,085.801
2000	$2.099660	$2.322307	444,498.428
1999	$2.060734	$2.099660	331,752.822
1998	$1.885394	$2.060734	145,891.829

T. Rowe Price Growth Stock(11)a
2002	$2.701515	$2.053295	672,750.277
2001	$3.049975	$2.701515	765,900.531
2000	$3.112902	$3.049975	521,078.691
1999	$2.586964	$3.112902	380,267.267
1998	$2.011973	$2.586964	206,657.078

T. Rowe Price Small Cap(2)a
2002	$0.759675	$0.543474	127,664.408
2001	$0.854538	$0.759675	88,894.568
2000	$1.000000	$0.854538	21,134.126

Van Kampen Active International Allocation(6)a
2002	$1.217188	$0.995170	343,155.992
2001	$1.604565	$1.217188	394,641.026
2000	$1.993345	$1.604565	286,553.696
1999	$1.529380	$1.993345	113,650.831
1998	$1.313338	$1.529380	39,361.912

33

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Van Kampen Asset Allocation(6)a
2002	$2.669327	$2.197980	278,147.691
2001	$2.916927	$2.669327	303,649.088
2000	$3.148754	$2.916927	220,450.321
1999	$2.529863	$3.148754	77,640.163
1998	$2.168718	$2.529863	31,242.813

Van Kampen Emerging Growth(3)a
2002	$0.805310	$0.530826	999.090
2001	$1.000000	$0.805310	1,000.000

AIM V.I. Basic Value Fund(1)
2002	$1.000000	$0.757548	100.000

AIM V.I. Capital Appreciation Fund(1)
2002	$1.000000	$0.792764	100.000

AllianceBernstein Growth & Income Portfolio(3)i
2002	$0.925071	$0.708109	30,618.120
2001	$1.000000	$0.925071	53,456.320

AllianceBernstein Premier Growth Portfolio(3)j
2002	$0.854462	$0.581903	999.096
2001	$1.000000	$0.854462	1,000.000

Janus Aspen—Mid Cap Growth Portfolio(5)k
2002	$0.439076	$0.310792	85,796.948
2001	$0.738193	$0.439076	33,895.136
2000	$1.000000	$0.738193	5,266.187

Janus Aspen—Mid Cap Value Portfolio(5)l
2002	$0.900877	$0.679339	36,913.674
2001	$0.998590	$0.900877	71,562.862
2000	$1.000000	$0.998590	27,363.900

Janus Aspen—Worldwide Growth Portfolio(5)
2002	$0.676228	$0.494711	207,743.633
2001	$0.887518	$0.676228	264,617.810
2000	$1.000000	$0.887518	6,571.469

MFS New Discovery Series(1)
2002	$1.000000	$0.746621	2,386.729

34

Total Separate Account Annual Expenses: 1.55%

(continued)

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

MFS Total Return Series(1)
2002	$1.000000	$0.917149	613.568

Fidelity—VIP Contrafund® Portfolio(2)
2002	$0.794319	$0.707070	225,339.200
2001	$0.921627	$0.794319	298,213.600
2000	$1.000000	$0.921627	230,856.696

Fidelity—VIP Equity-Income Portfolio(2)
2002	$1.010868	$0.824682	501,488.585
2001	$1.083236	$1.010868	501,313.980
2000	$1.000000	$1.083236	45,762.072

Fidelity—VIP Growth Portfolio(3)
2002	$0.867001	$0.595094	9,262.178
2001	$1.000000	$0.867001	1,000.000

Fidelity—VIP Growth Opportunities Portfolio(2)
2002	$0.712295	$0.547049	49,750.455
2001	$0.847487	$0.712295	82,395.506
2000	$1.000000	$0.847487	50,247.247

Fidelity—VIP Mid Cap Portfolio(2)
2002	$1.057890	$0.937298	316,407.900
2001	$1.113532	$1.057890	329,109.539
2000	$1.000000	$1.113532	234,192.708

Fidelity—VIP Value Strategies Portfolio(1)
2002	$1.000000	$0.747954	5,983.176

35

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio(1)ab
2002	$1.000000	$0.896994	100.000

Asset Allocation—Growth Portfolio(1)ab
2002	$1.000000	$0.805402	82,601.961

Asset Allocation—Moderate Portfolio(1)ab
2002	$1.000000	$0.868490	100.000

Asset Allocation—Moderate Growth Portfolio(1)ab
2002	$1.000000	$0.839908	24,142.564

Alger Aggressive Growth(2)a
2002	$0.575129	$0.372085	89,155.456
2001	$0.698100	$0.575129	73,158.779
2000	$1.000000	$0.698100	98,318.320

American Century Income & Growth(3)a
2002	$0.939214	$0.746690	1,000.000
2001	$1.000000	$0.939214	1,000.000

American Century International(3)ac
2002	$0.833205	$0.640777	1,000.000
2001	$1.000000	$0.833205	1,000.000

BlackRock Global Science & Technology Opportunities(1)ab
2002	$1.000000	$0.716123	100.000

BlackRock Mid Cap Growth(1)a
2002	$1.000000	$0.758097	2,698.824

Capital Guardian Global(4)a
2002	$1.131675	$0.898194	64,984.862
2001	$1.280261	$1.131675	101,101.069
2000	$1.534754	$1.280261	101,958.300
1999	$1.000000	$1.534754	33,757.092

Capital Guardian U.S. Equity(5)ad
2002	$0.845807	$0.635616	14,897.923
2001	$0.887757	$0.845807	17,697.787
2000	$1.000000	$0.887757	1,134.196

Capital Guardian Value(6)a
2002	$2.316504	$1.811637	2,361,973.633
2001	$2.202884	$2.316504	2,703,481.376
2000	$2.115695	$2.202884	2,942,667.949
1999	$2.212928	$2.115695	3,372,816.213
1998	$2.086130	$2.212928	3,668,656.747
1997	$1.694854	$2.086130	2,981,906.712
1996	$1.387903	$1.694854	1,565,599.143
1995	$1.045610	$1.387903	547,233.586

36

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Clarion Real Estate Securities(1)a
2002	$1.000000	$0.930127	10,792.126

Dreyfus Small Cap Value(6)a
2002	$3.168906	$1.891803	2,147,804.326
2001	$2.495215	$3.168906	2,453,322.243
2000	$2.278888	$2.495215	2,608,817.288
1999	$1.785929	$2.278888	2,799,571.395
1998	$1.851229	$1.785929	2,915,575.262
1997	$1.496065	$1.851229	2,294,637.110
1996	$1.206843	$1.496065	1,239,443.264
1995	$1.072941	$1.206843	535,283.029

Gabelli Global Growth(5)ac
2002	$0.831562	$0.686395	27,657.957
2001	$0.938154	$0.831562	10,377.652
2000	$1.000000	$0.938154	1,000.000

Great Companies—AmericaSM(3)a
2002	$0.983081	$0.768919	97,915.402
2001	$1.000000	$0.983081	5,004.640

Great Companies—Global2(5)a
2002	$0.779219	$0.603147	1,000.000
2001	$0.950187	$0.779219	1,000.000
2000	$1.000000	$0.950187	1,000.000

Great Companies—TechnologySM(3)a
2002	$0.773994	$0.472335	1,000.000
2001	$1.000000	$0.773994	1,000.000

Janus Balanced (A/T)(1)a
2002	$1.000000	$0.940213	100.000

Janus Global (A/T)(2)a
2002	$0.592046	$0.431915	72,408.761
2001	$0.778173	$0.592046	59,115.105
2000	$1.000000	$0.778173	57,901.198

Janus Growth (A/T)(6)ae
2002	$24.500024	$16.755634	431,962.741
2001	$34.855341	$24.500024	545,098.523
2000	$50.054351	$34.855341	668,231.046
1999	$31.898334	$50.054351	644,989.894
1998	$19.665157	$31.898334	636,917.148
1997	$16.964068	$19.665157	557,897.978
1996	$14.583843	$16.964068	306,855.075
1995	$10.051117	$14.583843	97,436.321

37

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Jennison Growth(7)a
2002	$0.868714	$0.593335	637,295.701
2001	$1.081530	$0.868714	742,226.032
2000	$1.240246	$1.081530	905,807.804
1999	$1.200101	$1.240246	931,919.689
1998	$1.156993	$1.200101	886,891.881
1997	$1.004355	$1.156993	869,832.105
1996	$1.000000	$1.004355	178,913.412

J.P. Morgan Enhanced Index(8)a
2002	$1.401905	$1.042538	1,017,832.804
2001	$1.615156	$1.401905	1,221,300.338
2000	$1.838549	$1.615156	1,429,599.315
1999	$1.577775	$1.838549	1,383,754.938
1998	$1.217647	$1.577775	1,007,218.727
1997	$1.000000	$1.217647	422,227.210

Marsico Growth(2)af
2002	$0.775980	$0.566427	33,575.714
2001	$0.916033	$0.775980	37,898.641
2000	$1.000000	$0.916033	34,329.508

MFS High Yield(4)a
2002	$0.960010	$0.966374	154,251.509
2001	$0.938048	$0.960010	58,795.205
2000	$1.003083	$0.938048	48,790.996
1999	$1.000000	$1.003083	1,008.622

PBHG Mid Cap Growth(2)a
2002	$0.499618	$0.352803	11,622.969
2001	$0.790745	$0.499618	27,048.263
2000	$1.000000	$0.790745	25,273.784

PBHG/NWQ Value Select(2)a
2002	$1.047563	$0.886287	123,900.004
2001	$1.081878	$1.047563	132,519.936
2000	$1.000000	$1.081878	10,618.266

PIMCO Total Return(1)a
2002	$1.000000	$1.052178	383,720.149

Salomon All Cap(2)a
2002	$1.039580	$0.771838	49,910.091
2001	$1.032666	$1.039580	49,657.806
2000	$1.000000	$1.032666	1,686.226

Transamerica Convertible Securities(1)a
2002	$1.000000	$0.923378	11,065.844

38

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Transamerica Equity(2)a
2002	$0.674851	$0.517494	117,106.701
2001	$0.830824	$0.674851	96,252.191
2000	$1.000000	$0.830824	88,147.489

Transamerica Growth Opportunities(3)a
2002	$1.107646	$0.936005	134,919.511
2001	$1.000000	$1.107646	1,000.000

Transamerica Money Market(6)ag
2002	$1.368631	$1.366869	1,311,713.385
2001	$1.338389	$1.368631	1,113,209.325
2000	$1.280646	$1.338389	1,126,860.366
1999	$1.239556	$1.280646	1,064,268.075
1998	$1.196418	$1.239556	1,017,991.339
1997	$1.154219	$1.196418	611,981.762
1996	$1.115718	$1.154219	665,174.123
1995	$1.072424	$1.115718	271,034.756

Transamerica U.S. Government Securities(9)a
2002	$1.414117	$1.475683	1,962,714.074
2001	$1.364481	$1.414117	1,968,528.325
2000	$1.255919	$1.364481	1,554,234.423
1999	$1.286733	$1.255919	1,896,613.591
1998	$1.215033	$1.286733	1,728,824.679
1997	$1.128769	$1.215033	1,093,934.793
1996	$1.124292	$1.128769	589,779.900
1995	$0.985803	$1.124292	204,813.593

T. Rowe Price Dividend Growth(2)ah
2002	$1.016662	$0.813944	3,989.594
2001	$1.075818	$1.016662	7,906.048
2000	$1.000000	$1.075818	1,000.000

T. Rowe Price Equity Income(10)ah
2002	$2.352249	$2.022500	2,857,572.013
2001	$2.334702	$2.352249	3,162,905.128
2000	$2.107761	$2.334702	3,247,832.477
1999	$2.065623	$2.107761	3,519,301.115
1998	$1.925022	$2.065623	3,702,824.740
1997	$1.521680	$1.925022	2,982,510.532
1996	$1.287240	$1.521680	1,387,607.312
1995	$1.000000	$1.287240	293,619.530

39

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

T. Rowe Price Growth Stock(11)a
2002	$2.719986	$2.070419	1,906,012.888
2001	$3.066258	$2.719986	2,283,936.576
2000	$3.124914	$3.066258	2,782,793.077
1999	$2.593121	$3.124914	2,752,366.635
1998	$2.043480	$2.593121	2,640,487.984
1997	$1.611613	$2.043480	1,925,118.021
1996	$1.353339	$1.611613	964,658.085
1995	$1.000000	$1.353339	189,613.999

T. Rowe Price Small Cap(2)a
2002	$0.761551	$0.545628	73,045.174
2001	$0.855380	$0.761551	6,025.517
2000	$1.000000	$0.855380	1,757.364

Van Kampen Active International Allocation(6)a
2002	$1.225547	$1.003493	3,157,457.821
2001	$1.613169	$1.225547	4,208,992.979
2000	$2.001071	$1.613169	4,746,109.126
1999	$1.533035	$2.001071	4,799,569.572
1998	$1.346560	$1.533035	4,958,037.992
1997	$1.330640	$1.346560	4,334,553.810
1996	$1.171039	$1.330640	2,084,832.841
1995	$1.073958	$1.171039	681,093.799

Van Kampen Asset Allocation(6)a
2002	$2.687589	$2.216306	1,714,512.629
2001	$2.932518	$2.687589	1,870,569.520
2000	$3.160924	$2.932518	2,115,478.033
1999	$2.535888	$3.160924	2,173,009.491
1998	$2.171948	$2.535888	2,197,971.735
1997	$1.833135	$2.171948	1,871,808.286
1996	$1.577873	$1.833135	1,123,469.170
1995	$1.301669	$1.577873	607,869.454

Van Kampen Emerging Growth(3)a
2002	$0.806099	$0.532132	1,000.000
2001	$1.000000	$0.806099	1,000.000

AIM V.I. Basic Value Fund(1)
2002	$1.000000	$0.758298	100.000

AIM V.I. Capital Appreciation Fund(1)
2002	$1.000000	$0.793548	2,188.206

40

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

AllianceBernstein Growth & Income(3)i
2002	$0.925978	$0.709849	161,708.348
2001	$1.000000	$0.925978	48,324.200

AllianceBernstein Premier Growth(3)j
2002	$0.855309	$0.583349	1,000.000
2001	$1.000000	$0.855309	1,000.000

Janus Aspen—Mid Cap Growth Portfolio(5)k
2002	$0.401433	$0.284558	1,095.756
2001	$0.673903	$0.401433	1,095.756
2000	$1.000000	$0.673903	1,095.756

Janus Aspen—Mid Cap Value(5)l
2002	$0.902500	$0.681560	4,821.920
2001	$0.998916	$0.902500	8,459.091
2000	$1.000000	$0.998916	5,315.487

Janus Aspen—Worldwide Growth(5)
2002	$0.610114	$0.446997	11,557.178
2001	$0.799555	$0.610114	11,567.884
2000	$1.000000	$0.799555	7,121.730

MFS New Discovery Series(1)
2002	$1.000000	$0.747360	100.000

MFS Total Return Series(1)
2002	$1.000000	$0.918050	82,149.428

Fidelity—VIP Contrafund® Portfolio(2)
2002	$0.796290	$0.709863	164,614.679
2001	$0.922538	$0.796290	104,226.203
2000	$1.000000	$0.922538	104,254.793

Fidelity—VIP Equity-Income Portfolio(2)
2002	$1.013361	$0.827945	145,250.251
2001	$1.084290	$1.013361	47,973.006
2000	$1.000000	$1.084290	2,481.581

Fidelity—VIP Growth Portfolio(3)
2002	$0.867866	$0.596567	10,521.465
2001	$1.000000	$0.867866	1,000.000

Fidelity—VIP Growth Opportunities Portfolio(2)
2002	$0.714054	$0.549208	1,000.000
2001	$0.858316	$0.714054	10,559.045
2000	$1.000000	$0.848316	50,514.510

41

Total Separate Account Annual Expenses: 1.40%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Fidelity—VIP Mid Cap Portfolio(2)
2002	$1.060517	$0.941019	288,722.542
2001	$1.114623	$1.060517	73,247.471
2000	$1.000000	$1.114623	66,129.248

Fidelity—VIP Value Strategies Portfolio(1)
2002	$1.000000	$0.748696	73,075.863
(1)	Subaccount Inception Date May 1, 2002
(2)	Subaccount Inception Date May 1, 2000
(3)	Subaccount Inception Date May 1, 2001
(4)	Subaccount Inception Date June 1, 1999
(5)	Subaccount Inception Date October 9, 2000
(6)	Subaccount Inception Date January 1, 1995
(7)	Subaccount Inception Date December 13, 1996
(8)	Subaccount Inception Date May 1, 1997
(9)	Subaccount Inception Date June 16, 1995
(10)	Subaccount Inception Date June 28, 1995
(11)	Subaccount Inception Date April 28, 1995

[a]	The figures reflect information for the Initial Class Shares.
[b]	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[e]	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
[f]	Formerly known as Goldman Sachs Growth.
[g]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.
[h]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.
[i]	Formerly known as Alliance Growth & Income Portfolio.
[j]	Formerly known as Alliance Premier Growth Portfolio.
[k]	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
[l]	As of May 1, 2003, Janus Aspen—Strategic Value Portfolio merged into Janus Aspen—Mid Cap Value Portfolio

42

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio, formerly Van Kampen Money Market Portfolio, (the “Van Kampen Money Market Subaccount”). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount.    The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts.    The yield of a underlying fund subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of Transamerica upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2002, and for the one and five year periods ended December 31, 2002 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

43

TABLE 1—A

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date

Asset Allocation—Growth Portfolio(1)	N/A	N/A	(27.62%)	May 1, 2002
Asset Allocation—Conservative Portfolio(1)	N/A	N/A	(18.48%)	May 1, 2002
Asset Allocation—Moderate Portfolio(1)	N/A	N/A	(21.32%)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio(1)	N/A	N/A	(24.17%)	May 1, 2002
Alger Aggressive Growth—Service Class	(42.73%)	N/A	(35.86%)	May 1, 2000
American Century Income & Growth— Service Class	(27.97%)	N/A	(21.31%)	May 1, 2001
American Century International—Service Class(2)	(29.75%)	N/A	(28.97%)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(1)	N/A	N/A	(36.53%)	May 1, 2002
BlackRock Mid Cap Growth—Service Class	N/A	N/A	(32.34%)	May 1, 2002
Capital Guardian Global—Service Class	(28.11%)	N/A	(10.29%)	June 21, 1999
Capital Guardian U.S. Equity—Service Class (3)	(32.31%)	N/A	(17.45%)	October 9, 2000
Capital Guardian Value—Service Class	(29.27%)	(3.94%)	6.74%	January 1, 1995
Clarion Real Estate Securities—Service Class	N/A	N/A	(15.17%)	May 1, 2002
Great Companies—AmericaSM—Service Class	(29.26%)	N/A	(19.76%)	May 1, 2001
Great Companies—Global[2]—Service Class	(30.06%)	N/A	(24.45%)	October 9, 2000
Great Companies—TechnologySM—Service Class	(46.39%)	N/A	(42.47%)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A	N/A	(14.17%)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(39.05%)	(4.33%)	6.23%	January 1, 1995
Jennison Growth—Service Class	(39.14%)	(14.08%)	(9.28%)	December 13, 1996
J.P. Morgan Enhanced Index—Service Class	(33.09%)	(4.23%)	(0.24%)	May 1, 1997
Marsico Growth—Service Class(5)(6)	(34.46%)	N/A	(22.98%)	May 1, 2000
MFS High Yield—Service Class	(6.88%)	N/A	(2.66%)	June 21, 1999
PBHG Mid Cap Growth—Service Class	(36.83%)	N/A	(37.40%)	May 1, 2000
PBHG/NWQ Value Select—Service Class	(22.89%)	N/A	(7.37%)	May 1, 2000
PIMCO Total Return—Service Class	N/A	N/A	(2.99%)	May 1, 2002
Salomon All Cap—Service Class	(33.21%)	N/A	(12.43%)	May 1, 2000
Transamerica Convertible Securities—Service Class	N/A	N/A	(15.85%)	May 1, 2002
Transamerica Equity—Service Class	(30.78%)	N/A	(25.88%)	May 1, 2000
Transamerica Growth Opportunities—Service Class	(22.99%)	N/A	(8.73%)	May 1, 2001
Transamerica U.S. Government Securities— Service Class	(3.20%)	3.05%	3.97%	June 16, 1995
T. Rowe Price Equity Income—Service Class	(21.51%)	(0.06%)	7.86%	June 28, 1995
T. Rowe Price Growth Stock—Service Class	(31.35%)	(0.81%)	7.64%	April 28, 1995
T. Rowe Price Small Cap—Service Class	(35.80%)	N/A	(24.19%)	May 1, 2000
Van Kampen Active International Allocation— Service Class	(25.60%)	(6.98%)	(1.18%)	January 1, 1995
Van Kampen Asset Allocation—Service Class	(25.02%)	(0.67%)	6.51%	January 1, 1995
Van Kampen Emerging Growth—Service Class	(41.42%)	N/A	(37.45%)	May 1, 2001
AIM V.I. Basic Value Fund—Series II shares	N/A	N/A	(32.19%)	May 1, 2002
AIM V.I. Capital Appreciation Fund— Series II shares	N/A	N/A	(28.67%)	May 1, 2002

44

TABLE 1—A (continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

AllianceBernstein Growth & Income Portfolio— Class B(7)	(30.62%	)	N/A	(23.71%	)	May 1, 2001
AllianceBernstein Premier Growth Portfolio—Class B(7)	(39.07%	)	N/A	(33.18%	)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)	(36.39%	)	N/A	(46.52%	)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio— Service Shares	(34.01%	)	N/A	(31.38%	)	October 9, 2000
MFS New Discovery Series—Service Class	N/A		N/A	(33.29%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A		N/A	(16.23%	)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(18.14%	)	N/A	(15.15%	)	May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(25.58%	)	N/A	(9.64%	)	May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2	(38.54%	)	N/A	(32.15%	)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(18.55%	)	N/A	(4.85%	)	May 1, 2000
Fidelity—VIP Value Strategies Portfolio— Service Class 2	N/A		N/A	(33.15%	)	May 1, 2002

45

TABLE 1—B Standard Average Annual Total Returns (Assuming A Surrender Charge)

Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Asset Allocation—Growth Portfolio—Service Class(1)	N/A		N/A		(27.54%	)	May 1, 2002
Asset Allocation—Conservative Portfolio—Service Class(1)	N/A		N/A		(18.39%	)	May 1, 2002
Asset Allocation—Moderate Portfolio— Service Class(1)	N/A		N/A		(21.24%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Service Class(1)	N/A		N/A		(24.09%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(42.64%	)	N/A		(35.75%	)	May 1, 2000
American Century Income & Growth—Service Class	(27.86%	)	N/A		(21.18%	)	May 1, 2001
American Century International—Service Class(2)	(29.64%	)	N/A		(28.85%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(1)	N/A		N/A		(36.46%	)	May 1, 2002
BlackRock Mid Cap Growth—Service Class	N/A		N/A		(32.26%	)	May 1, 2002
Capital Guardian Global—Service Class	(27.99%	)	N/A		(10.15%	)	June 21, 1999
Capital Guardian U.S. Equity—Service Class(3)	(32.20%	)	N/A		(17.31%	)	October 9, 2000
Capital Guardian Value—Service Class	(29.15%	)	(3.79%	)	6.91%		January 1, 1995
Clarion Real Estate Securities—Service Class	N/A		N/A		(15.08%	)	May 1, 2002
Great Companies—AmericaSM—Service Class	(29.14%	)	N/A		(19.63%	)	May 1, 2001
Great Companies—Global[2]—Service Class	(29.95%	)	N/A		(24.32%	)	October 9, 2000
Great Companies—TechnologySM—Service Class	(46.30%	)	N/A		(42.37%	)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A		N/A		(14.07%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(38.95%	)	(4.18%	)	6.39%		January 1, 1995
Jennison Growth—Service Class	(39.04%	)	(13.95%	)	(9.14%	)	December 13, 1996
J.P. Morgan Enhanced Index—Service Class	(32.98%	)	(4.08%	)	(0.08%	)	May 1, 1997
Marsico Growth—Service Class(5)(6)	(34.35%	)	N/A		(22.85%	)	May 1, 2000
MFS High Yield—Service Class	(6.73%	)	N/A		(2.51%	)	June 21, 1999
PBHG Mid Cap Growth—Service Class	(36.73%	)	N/A		(37.29%	)	May 1, 2000
PBHG/NWQ Value Select—Service Class	(22.76%	)	N/A		(7.22%	)	May 1, 2000
PIMCO Total Return—Service Class	N/A		N/A		(2.89%	)	May 1, 2002
Salomon All Cap—Service Class	(33.11%	)	N/A		(12.28%	)	May 1, 2000
Transamerica Convertible Securities—Service Class	N/A		N/A		(15.75%	)	May 1, 2002
Transamerica Equity—Service Class	(30.67%	)	N/A		(25.75%	)	May 1, 2000
Transamerica Growth Opportunities—Service Class	(22.86%	)	N/A		(8.58%	)	May 1, 2001
Transamerica U.S. Government Securities— Service Class	(3.04%	)	3.21%		4.13%		June 16, 1995
T. Rowe Price Equity Income—Service Class	(21.39%	)	0.09%		8.02%		June 28, 1995
T. Rowe Price Growth Stock—Service Class	(31.23%	)	(0.66%	)	7.80%		April 28, 1995
T. Rowe Price Small Cap—Service Class	(35.70%	)	N/A		(24.06%	)	May 1, 2000
Van Kampen Active International Allocation—Service Class	(25.48%	)	(6.83%	)	(1.03%	)	January 1, 1995
Van Kampen Asset Allocation—Service Class	(24.90%	)	(0.51%	)	6.67%		January 1, 1995
Van Kampen Emerging Growth—Service Class	(41.32%	)	N/A		(37.35%	)	May 1, 2001
AIM V.I. Basic Value Fund—Series II shares	N/A		N/A		(32.12%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II shares	N/A		N/A		(28.59%	)	May 1, 2002
AllianceBernstein Growth & Income Portfolio— Class B(7)	(30.51%	)	N/A		(23.58%	)	May 1, 2001

46

TABLE 1—B (continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date

AllianceBernstein Premier Growth Portfolio— Class B(7)	(38.97%)	N/A	(33.07%)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)	(36.29%)	N/A	(46.43%)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio— Service Shares	(33.91%)	N/A	(31.27%)	October 9, 2000
MFS New Discovery Series—Service Class	N/A	N/A	(33.22%)	May 1, 2002
MFS Total Return Series—Service Class	N/A	N/A	(16.13%)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(18.01%)	N/A	(15.01%)	May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(25.46%)	N/A	(9.50%)	May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2	(38.44%)	N/A	(32.04%)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(18.42%)	N/A	(4.70%)	May 1, 2000
Fidelity—VIP Value Strategies—Service Class 2	N/A	N/A	(33.08%)	May 1, 2002

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying fund portfolios.)

47

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the policy and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the policy except surrender charges.

48

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02		Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Asset Allocation—Growth Portfolio— Service Class(1)	N/A		N/A		(19.54%	)	May 1, 2002
Asset Allocation—Conservative Portfolio—Service Class(1)	N/A		N/A		(10.39%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(1)	N/A		N/A		(13.24%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Service Class(1)	N/A		N/A		(16.09%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(35.40%	)	N/A		(31.06%	)	May 1, 2000
American Century Income & Growth— Service Class	(20.62%	)	N/A		(16.18%	)	May 1, 2001
American Century International—Service Class(2)	(22.40%	)	N/A		(23.53%	)	May 1, 2001
BlackRock Global Science & Technology Opportunities—Service Class(1)	N/A		N/A		(28.46%	)	May 1, 2002
BlackRock Mid Cap Growth—Service Class(1)	N/A		N/A		(24.26%	)	May 1, 2002
Capital Guardian Global—Service Class	(20.75%	)	N/A		(8.16%	)	June 21, 1999
Capital Guardian U.S. Equity—Service Class(3)	(24.96%	)	N/A		(13.79%	)	October 9, 2000
Capital Guardian Value—Service Class	(21.91%	)	(2.93%	)	6.95%		January 1, 1995
Clarion Real Estate Securities	N/A		N/A		(7.08%	)	May 1, 2002
Great Companies—AmericaSM—Service Class	(21.90%	)	N/A		(14.70%	)	May 1, 2001
Great Companies—Global[2]—Service Class	(22.71%	)	N/A		(20.42%	)	October 9, 2000
Great Companies—TechnologySM—Service Class	(39.06%	)	N/A		(36.30%	)	May 1, 2001
Janus Balanced (A/T)—Service Class	N/A		N/A		(6.07%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(31.71%	)	(3.30%	)	6.43%		January 1, 1995
Jennison Growth—Service Class	(31.80%	)	(12.63%	)	(8.39%	)	December 13, 1996
J.P. Morgan Enhanced Index—Service Class	(25.74%	)	(3.20%	)	0.59%		May 1, 1997
Marsico Growth—Service Class(5)(6)	(27.11%	)	N/A		(19.30%	)	May 1, 2000
MFS High Yield—Service Class	0.51%		N/A		(0.87%	)	June 21, 1999
PBHG Mid Cap Growth—Service Class	(29.49%	)	N/A		(32.42%	)	May 1, 2000
PBHG/NWQ Value Select—Service Class	(15.52%	)	N/A		(4.57%	)	May 1, 2000
PIMCO Total Return—Service Class	N/A		N/A		5.11%		May 1, 2002
Salomon All Cap—Service Class	(25.86%	)	N/A		(9.38%	)	May 1, 2000
Transamerica Convertible Securities—Service Class	N/A		N/A		(7.75%	)	May 1, 2002
Transamerica Equity—Service Class	(23.43%	)	N/A		(21.99%	)	May 1, 2000
Transamerica Growth Opportunities—Service Class	(15.62%	)	N/A		(4.03%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	4.20%		3.81%		4.17%		June 16, 1995
T. Rowe Price Equity Income—Service Class	(14.15%	)	0.84%		8.06%		June 28, 1995
T. Rowe Price Growth Stock—Service Class	(23.99%	)	0.11%		7.84%		April 28, 1995
T. Rowe Price Small Cap—Service Class	(28.46%	)	N/A		(20.43%	)	May 1, 2000
Van Kampen Active International Allocation—Service Class	(18.24%	)	(5.85%	)	(0.99%	)	January 1, 1995
Van Kampen Asset Allocation—Service Class	(17.66%	)	0.25%		6.72%		January 1, 1995

49

TABLE 2 (continued) Non-Standard Average Annual Total Returns (Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02		5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Van Kampen Emerging Growth—Service Class	(34.08%	)	N/A	(31.58%	)	May 1, 2001
AIM V.I. Basic Value Fund—Series II	N/A		N/A	(24.12%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A		N/A	(20.59%	)	May 1, 2002
Alliance Growth & Income Portfolio—Class B(7)	(23.27%	)	N/A	(18.49%	)	May 1, 2001
Alliance Premier Growth Portfolio—Class B(7)	(31.73%	)	N/A	(27.53%	)	May 1, 2001
Janus Aspen—Mid Cap Growth Portfolio—Service Shares(8)	(29.05%	)	N/A	(40.68%	)	October 9, 2000
Janus Aspen—Worldwide Growth Portfolio—Service Shares	(26.66%	)	N/A	(26.91%	)	October 9, 2000
MFS New Discovery Series—Service Class	N/A		N/A	(25.22%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A		N/A	(8.13%	)	May 1, 2002
Fidelity—VIP Contrafund® Portfolio—Service Class 2	(10.77%	)	N/A	(11.96%	)	May 1, 2000
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(18.22%	)	N/A	(6.74%	)	May 1, 2000
Fidelity—VIP Growth Portfolio—Service Class 2	(31.19%	)	N/A	(26.55%	)	May 1, 2001
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(11.18%	)	N/A	(2.15%	)	May 1, 2000
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A	(25.08%	)	May 1, 2002

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.

50

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying portfolios.)

Adjusted Historical Performance Data. Transamerica may present historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2002, were as follows:

51

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Asset Allocation—Growth Portfolio—Service Class(2)	N/A		N/A		(27.54%	)	May 1, 2002
Asset Allocation—Conservative Portfolio—Service Class(2)	N/A		N/A		(18.39%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(2)	N/A		N/A		(21.24%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Service Class(2)	N/A		N/A		(24.09%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(42.64%	)	(3.47%	)	5.00%		March 1, 1994
American Century Income & Growth—Service Class	(27.86%	)	N/A		(21.18%	)	May 1, 2001
American Century International—Service Class(3)	(29.64%	)	(8.81%	)	(6.26%	)	January 1, 1997
BlackRock Global Science & Technology Opportunities—Service Class(2)	(44.59%	)	N/A		(32.84%	)	August 16, 2001
BlackRock Mid Cap Growth—Service Class	(36.08%	)	N/A		(26.50%	)	August 16, 2001
Capital Guardian Global—Service Class	(27.99%	)	N/A		(3.38%	)	February 3, 1998
Capital Guardian U.S. Equity—Service Class	(32.20%	)	N/A		(17.31%	)	October 9, 2000
Capital Guardian Value—Service Class	(29.15%	)	(3.79%	)	6.18%		May 27, 1993
Clarion Real Estate Securities—Service Class	(5.22%	)	N/A		1.87%		May 1, 1998
Great Companies—AmericaSM—Service Class	(29.14%	)	N/A		(12.67%	)	May 1, 2000
Great Companies—Global[2]—Service Class	(29.95%	)	N/A		(27.39%	)	September 1, 2000
Great Companies—TechnologySM—Service Class	(46.30%	)	N/A		(46.46%	)	May 1, 2000
Janus Balanced (A/T)—Service Class	N/A		N/A		(14.07%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(38.95%	)	(4.18%	)	4.25%	†	October 2, 1986
Jennison Growth—Service Class	(39.04%	)	(13.95%	)	(9.05%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(32.98%	)	(4.08%	)	(0.08%	)	May 1, 1997
Marsico Growth—Service Class(5)	(34.35%	)	N/A		(13.23%	)	May 3, 1999
MFS High Yield—Service Class	(6.73%	)	N/A		(1.97%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(36.73%	)	N/A		(12.77%	)	May 3, 1999
PBHG/NWQ Value Select—Service Class	(22.76%	)	(2.42%	)	3.37%		May 1, 1996
PIMCO Total Return—Service Class	N/A		N/A		(2.89%	)	May 1, 2002
Salomon All Cap—Service Class	(33.11%	)	N/A		(1.74%	)	May 3, 1999
Transamerica Convertible Securities—Service Class	N/A		N/A		(15.75%	)	May 1, 2002
Transamerica Equity—Service Class	(30.67%	)	0.39%		14.00%	†	February 26, 1969
Transamerica Growth Opportunities—Service Class	(22.86%	)	N/A		(8.58%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	(3.04%	)	3.21%		4.42%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(21.39%	)	0.09%		9.00%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(31.23%	)	(0.66%	)	9.32%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(35.70%	)	N/A		(8.20%	)	May 3, 1999
Van Kampen Active International Allocation—Service Class	(25.48%	)	(6.83%	)	(0.05%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(24.90%	)	(0.51%	)	6.04%	†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(41.32%	)	(0.67%	)	8.72%		March 1, 1993
AIM V.I. Basic Value Fund—Series II	(30.60%	)	N/A		(22.99%	)	September 10, 2001
AIM V.I. Capital Appreciation Fund—Series II(6)	(32.73%	)	(4.47%	)	5.86%		May 5, 1993
AllianceBernstein Growth & Income Portfolio—Class B(7)	(30.51%	)	N/A		(5.89%	)	June 1, 1999
AllianceBernstein Premier Growth Portfolio—Class B(7)	(38.97%	)	N/A		(20.10%	)	July 14, 1999

† Ten Year Date

52

TABLE 3 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)(9)	(36.29%	)	(3.57%	)	6.09%		September 13, 1993
Janus Aspen—Worldwide Growth Portfolio—Service Shares(9)	(33.91%	)	(1.71%	)	8.78%		September 13, 1993
MFS New Discovery Series—Service Class(10)	(39.93%	)	N/A		(21.73%	)	May 1, 2000
†MFS Total Return Series—Service Class(10)	(16.46%	)	N/A		(1.97%	)	May 1, 2000
Fidelity—VIP Contrafund® Portfolio—Service Class 2(11)	(18.01%	)	1.50%		10.67%		January 3, 1995
Fidelity—VIP Equity-Income Portfolio—Service Class 2(11)	(25.46%	)	(1.97%	)	8.24%	†	October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2(11)	(38.44%	)	(2.66%	)	6.91%	†	October 9, 1986
Fidelity—VIP Mid Cap Portfolio—Service Class 2(11)	(18.42%	)	N/A		13.65%		December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(29.37%	)	February 25, 2002

†	Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(3)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
(9)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(10)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(11)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying fund portfolios)

53

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Asset Allocation—Growth Portfolio—Service Class(2)	N/A		N/A		(19.54%	)	May 1, 2002
Asset Allocation—Conservative Portfolio—Service Class(2)	N/A		N/A		(10.39%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Service Class(2)	N/A		N/A		(13.24%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Service Class(2)	N/A		N/A		(16.09%	)	May 1, 2002
Alger Aggressive Growth—Service Class	(35.40%	)	(2.61%	)	5.04%		March 1, 1994
American Century Income & Growth—Service Class	(20.62%	)	N/A		(16.18%	)	May 1, 2001
American Century International—Service Class	(22.40%	)	(7.75%	)	(5.61%	)	January 1, 1997
BlackRock Global Science & Technology Opportunities—Service Class(2)	(37.35%	)	N/A		(26.82%	)	August 16, 2001
BlackRock Mid Cap Growth—Service Class	(28.83%	)	N/A		(20.66%	)	August 16, 2001
Capital Guardian Global—Service Class	(20.75%	)	N/A		(2.31%	)	February 3, 1998
Capital Guardian U.S. Equity—Service Class	(24.96%	)	N/A		(13.79%	)	October 9, 2000
Capital Guardian Value—Service Class	(21.91%	)	(2.93%	)	6.22%	)	May 27, 1993
Clarion Real Estate Securities—Service Class	2.02%	)	N/A		2.76%		May 1, 1998
Great Companies—AmericaSM—Service Class	(21.90%	)	N/A		(9.75%	)	May 1, 2000
Great Companies—Global[2]—Service Class	(22.71%	)	N/A		(23.36%	)	September 1, 2000
Great Companies—TechnologySM—Service Class	(39.06%	)	N/A		(40.33%	)	May 1, 2000
Janus Balanced (A/T)—Service Class	N/A		N/A		(6.07%	)	May 1, 2002
Janus Growth (A/T)—Service Class(4)	(31.71%	)	(13.68%	)	(7.09%	)†	October 2, 1986
Jennison Growth—Service Class	(31.80%	)	(12.63%	)	(8.31%	)	November 18, 1996
J.P. Morgan Enhanced Index—Service Class	(25.74%	)	(3.20%	)	0.59%	)	May 1, 1997
Marsico Growth—Service Class(5)	(27.11%	)	N/A		(11.11%	)	May 3, 1999
MFS High Yield—Service Class	0.51%		N/A		(0.89%	)	June 1, 1998
PBHG Mid Cap Growth—Service Class	(29.49%	)	N/A		(10.68%	)	May 3, 1999
PBHG/NWQ Value Select—Service Class	(15.52%	)	(1.60%	)	3.68%		May 1, 1996
PIMCO Total Return—Service Class	N/A		N/A		5.11%		May 1, 2002
Salomon All Cap—Service Class	(25.86%	)	N/A		(0.18%	)	May 3, 1999
Transamerica Convertible Securities—Service Class	N/A		N/A		(7.75%	)	May 1, 2002
Transamerica Equity—Service Class	(23.43%	)	1.13%		14.04%	†	February 26, 1969
Transamerica Growth Opportunities—Service Class	(15.62%	)	N/A		(4.03%	)	May 1, 2001
Transamerica U.S. Government Securities—Service Class	4.20%		3.81%		4.46%		May 13, 1994
T. Rowe Price Equity Income—Service Class	(14.15%	)	0.84%		9.04%		January 3, 1995
T. Rowe Price Growth Stock—Service Class	(23.99%	)	0.11%		9.36%		January 3, 1995
T. Rowe Price Small Cap—Service Class	(28.46%	)	N/A		(6.35%	)	May 3, 1999
Van Kampen Active International Allocation—Service Class	(18.24%	)	(5.85%	)	(0.01%	)†	April 8, 1991
Van Kampen Asset Allocation—Service Class	(17.66%	)	0.25%		6.08%	)†	April 8, 1991
Van Kampen Emerging Growth—Service Class	(34.08%	)	0.10%		8.76%		March 1, 1993
AIM V.I. Basic Value Fund—Series II	(23.36%	)	N/A		(17.05%	)	September 10. 2001
AIM V.I. Capital Appreciation Fund—Series II(6)	(25.49%	)	(3.58%	)	5.91%		May 5, 1993
AllianceBernstein Growth & Income Portfolio—Class B(7)	(23.27%	)	N/A		(4.13%	)	June 1, 1999
AllianceBernstein Premier Growth Portfolio—Class B(7)	(31.73%	)	N/A		(17.46%	)	July 14, 1999

†	Ten Year Date

54

TABLE 4 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge)

Return of Premium Death Benefit  (Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Janus Aspen—Mid Cap Growth Portfolio— Service Shares(8)(9)	((29.05%	)	(2.71%	)	6.13%		September 13, 1993
Janus Aspen—Worldwide Growth Portfolio— Service Shares(9)	(26.66%	)	(0.91%	)	8.82%		September 13, 1993
MFS New Discovery Series—Service Class(10)	(32.69%	)	N/A		(18.26%	)	May 1, 2000
MFS Total Return Series—Service Class(10)	(9.22%	)	N/A		0.46%		May 1, 2000
Fidelity—VIP Contrafund® Portfolio—Service Class 2(11)	(10.77%	)	2.20%		10.71%		January 3, 1995
Fidelity—VIP Equity-Income Portfolio—Service Class 2(11)	(18.22%	)	(1.16%	)	8.28%	†	October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2(11)	(31.19%	)	(1.83%	)	6.95%	†	October 9, 1986
Fidelity—VIP \Mid Cap Portfolio—Service Class 2(11)	(11.18%	)	N/A		13.95%		December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(21.37%	)	February 25, 2002

†	Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation—Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation—Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation—Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation—Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(3)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(7)	Effective May 1, 2003, Alliance Growth & Income Portfolio changed its name to AllianceBernstein Growth & Income Portfolio and Alliance Premier Growth Portfolio changed its name to AllianceBernstein Premier Growth Portfolio.
(8)	Formerly known as Janus Aspen—Aggressive Growth Portfolio.
(9)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(10)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(11)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying portfolios.)

55

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV343 101 90 396 (Policy Form)	January 1997
AE 1138 1199 (endorsement – DCA)	November 1999

Product Feature	AV343 101 90 396 and AE 1138 1199

Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value and (b) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	Assessed either on a policy anniversary or on surrender; waived if your policy value or the sum of your premium(s), less all partial surrenders, is at least $50,000.

56

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

(formerly AUSA Landmark Variable Annuity)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(formerly AUSA Life Insurance Company, Inc.)

Supplement dated May 1, 2003

to the

Prospectus dated

May 1, 2003

An optional “premium enhancement” rider is available at the time you purchase your policy subject to certain issue age limitations. If you elect this rider, each premium payment will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement. There is an extra charge for this rider.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available for all policies at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expenses in the prospectus.

Optional Separate Account Expenses:

Premium Enhancement Rider(1)	0.45%

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period.

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.
(1)	The premium enhancement rider fee is only deducted during the first nine policy years.

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you purchase your policy (age limits may apply). If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;
•	a death benefit is payable within one year from the time we apply the premium enhancement; or
•	annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.45% of the assets in each subaccount, but this fee is only deducted for the first nine policy years. In addition to this fee, the surrender charge is higher and lasts longer if you elect this rider. In addition to the rider fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0-1	9%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7-8	2%
8-9	1%
more than 10	0%

Other. If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

2

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

(FORMERLY AUSA LANDMARK VARIABLE ANNUITY)

Issued through

SEPARATE ACCOUNT VA BNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(FORMERLY AUSA LIFE INSURANCE COMPANY, INC.)

4 Manhattanville Road

Purchase, New York 10577

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark NY Variable Annuity (formerly AUSA Landmark Variable Annuity) offered by Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.) (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division—Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2003

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant—The person whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than 10 days after the last day of the policy month starting after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The policy value less any applicable surrender charge, service charge, and premium tax charge, if any.

Code—The Internal Revenue Code of 1986, as amended.

Excess Premium Surrenders—The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account—A part of the general account of Transamerica. General account assets consist of all of the assets of Transamerica that are not in separate accounts.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Value—The policy form refers to this as “annuity purchase value.” The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an

3

amount equal to:

•	premium payments; minus

•	partial surrenders taken; plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, premium taxes, transfer fees, and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy become effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $30.

Service Office—Financial Markets Division—Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount—A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—A percentage of each premium payment in an amount from 8% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the service office. For some transactions, Transamerica may accept an electronic notice. Such electronic notice must meet the requirements Transamerica establishes for such notices. Telephone instructions are not permitted.

4

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements thereon, and the applications constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be

5

deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the

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subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

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Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to an adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender in the guaranteed minimum death benefit is the gross withdrawal times [(a) divided by (b)] where:

(a)	is the amount of the death benefit prior to the excess partial surrender; and

(b)	is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

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Example 1

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death benefit (larger of policy value and guaranteed minimum death benefit)
6%	current surrender charge percentage
$15,000	requested surrender
$5,000	surrender charge-free amount (assumes 10% free percentage is available)
$10,000	excess partial surrender—(amount subject to surrender charge)
$ 600	surrender charge on (excess partial surrender) = 0.06 * 10,000
$10,600	reduction in policy value due to excess partial surrender = 10,000 + 600
$23,400	adjusted partial surrender = $15,600 * (75,000/50,000)
$51,600	new guaranteed minimum death benefit (after surrender) = 75,000 – 23,400
$34,400	new policy value (after surrender) = 50,000 – 5,000 – 10,600

Summary:

Reduction in guaranteed minimum death benefit	= $	23,400
Reduction in policy value	= $	15,600

Note, the guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death benefit (larger of policy value and guaranteed minimum death benefit)
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes 10% free percentage is available)
$7,500	excess partial surrender—(amount subject to surrender charge)
$ 450	surrender charge on (excess partial surrender) = 0.06 * 7,500
$7,950	reduction in policy value due to excess partial surrender = 7,500 + 450
$15,450	adjusted partial surrender = $15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after surrender) = 50,000 – 15,450
$59,550	new policy value (after surrender) = 75,000 – 7,500 – 7,950

Summary:

Reduction in the guaranteed minimum death benefit	= $	15,450
Reduction in policy value	= $	15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

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Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not the annuitant, and dies prior to the annuity commencement date, new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as a new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

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Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against

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any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund portfolio company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.” The ownership rights under the contract are similar to, but different in certain respects from those described by

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the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in Section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner, and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions of certain after tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

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Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the deductible amount specified in the Code ($3,000 for 2002), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion

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amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

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Non-Natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

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An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount and for which it has created a reserve;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where “X” depends on the Death Benefit Option and policy year, plus the 0.15% annual administrative charge.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assumes Return of Premium Death Benefit.)

Net Investment Factor = (A + B - C) - E

                                         D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =	The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.30% on an annual basis.
On a daily basis = 0.0000353875

17

Then, the net investment factor = (11.57 + 0 - 0) - 0.0000353875 = Z = 1.0148768932

                                               11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity

18

unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value
and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
Assume = $ X

B =	Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.
Assume = Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

Formula and Illustration for Determining Amount of
First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B

                                            $1,000

Where: A =	The policy value as of the annuity commencement date.
Assume = $X

B =	The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

                                                                          1,000

19

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

                  B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units = $X = Z

                               $Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =	Per unit expenses of the subaccount for the 7-day period.
UV =	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium surrendered based on the policy year since payment of the premium. However, surrender charges will not be assessed after the seventh policy year.

20

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS =	The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =	Per unit expenses of the subaccount for the 7-day period.
UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (03.682%), and the effective yield was (0.680%) for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.55%. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.545%), and the effective yield was (0.544%) for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.40%. There is no yield or effective yield for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.45%; or Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30% for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U – UV)) + 1)6 – 1)

21

Where:

NI	= Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	= Expenses of the subaccount for the 30-day period.
U	= The average number of units outstanding.
UV	= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1 + T)N = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.
ERV	= The ending redeemable value of the hypothetical account at the end of the period.
P	= A hypothetical initial payment of $1,000.
N	= The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard

22

format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.
ERV	= The ending redeemable value of the hypothetical investment at the end of the period.
P	= A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Department may determine the items are correct. Transamerica’s books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance

23

Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker/dealers for the distribution of the policies. During 2002, 2001 and 2000, the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the policies was $53,876.19, $221,572.17, and $763,699.10, respectively.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios’ shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

24

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica may make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica (formerly AUSA Life) as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of subaccounts of the Separate Account VA BNY, which are available for investment by the Transamerica Landmark NY Variable Annuity (formerly AUSA Landmark Variable Annuity) contract owners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

25

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA BNY, which are available for investment by the Transamerica Landmark NY Variable Annuity (formerly AUSA Landmark Variable Annuity) contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

26

Financial Statements and Schedules—Statutory Basis

AUSA Life Insurance Company, Inc.

Years Ended December 31, 2002, 2001, and 2000

AUSA Life Insurance Company, Inc.

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the “separate account assets” and “separate account liabilities” included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related statutory-basis financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 and 2001 AUSA Life Insurance Company, Inc. changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

2

AUSA Life Insurance Company, Inc.

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Bonds	$4,748,005	$4,403,548
Stocks:
Preferred	4,306	4,207
Common, at market (cost: $30,280 in 2002 and $173,440 in 2001)	32,407	177,659
Mortgage loans on real estate	448,966	439,685
Real estate	239	1,009
Policy loans	17,457	13,440
Net short-term notes receivable from affiliates	81,300	71,300
Cash and short-term investments	325,133	148,906
Other invested assets	24,712	19,504

Total cash and invested assets	5,682,525	5,279,258

Receivable from parent, subsidiaries and affiliates	—	30,858
Premiums deferred and uncollected	66,646	51,977
Accrued investment income	70,332	69,264
Federal and foreign income tax recoverable	3,092	—
Net deferred income tax asset	39,853	—
Goodwill	—	12,852
Reinsurance receivable	20,584	37,331
Other admitted assets	17,737	12,470
Separate account assets	6,156,589	6,507,715

Total admitted assets	$12,057,358	$12,001,725

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$430,961	$375,569
Annuity	4,342,514	4,039,430
Accident and health	18,223	18,295
Policy and contract claim reserves:
Life	25,485	66,616
Accident and health	876	11,697
Liability for deposit type contracts	136,528	127,921
Other policyholders’ funds	683	659
Transfers to separate accounts due or accrued	(3,653)	(6,767)
Remittances and items not allocated	66,126	123,358
Asset valuation reserve	20,232	49,278
Interest maintenance reserve	21,548	20,112
Funds held under coinsurance and other reinsurance treaties	140,567	161,370
Reinsurance in unauthorized companies	6,996	13,650
Commissions and expense allowances payable on reinsurance assumed	18,410	14,372
Payable for securities	13,526	—
Payable to affiliates	31,992	—
Consideration to MONY pursuant to acquisition agreement	71,886	—
Payable under assumption reinsurance agreement	18,787	25,899
Provision for experience rating refunds	243	(11,156)
Other liabilities	26,761	13,494
Federal income taxes payable	—	16,467
Separate account liabilities	6,147,389	6,496,580

Total liabilities	11,536,080	11,556,844

Capital and surplus:
Common stock, $125 per share par value, 20,000 shares authorized, 16,466 issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	449,180	319,180
Special surplus	2,226	2,282
Unassigned surplus	67,372	120,919

Total capital and surplus	521,278	444,881

Total liabilities and capital and surplus	$12,057,358	$12,001,725

See accompanying notes.

4

AUSA Life Insurance Company, Inc.

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$215,610	$143,732	$43,850
Annuity	1,548,445	1,473,146	1,529,202
Accident and health	46,602	42,687	30,541
Net investment income	339,632	348,703	330,718
Amortization of interest maintenance reserve	3,814	686	544
Commissions and expense allowances on reinsurance ceded	82,856	30,257	453
Income from fees associated with investment management, administration and contract guarantees for separate accounts	46,941	53,318	58,734
Consideration on reinsurance recaptured	77,057	—	—
Other income	5,614	2,105	1,755

	2,366,571	2,094,634	1,995,797
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	157,111	243,472	32,059
Surrender benefits	1,555,456	1,456,121	1,631,618
Other benefits	29,351	38,826	25,993
Increase (decrease) in aggregate reserves for policies and contracts:
Life	54,132	(100,418)	22,249
Annuity	301,951	188,999	(109,841)
Accident and health	(73)	1,820	43
Other	—	—	2,362
Increase in liability for deposit type funds	—	—	128,146

	2,097,928	1,828,820	1,732,629
Insurance expenses:
Commissions	107,241	113,754	48,590
General insurance expenses	80,001	59,498	58,850
Taxes, licenses and fees	4,756	1,922	1,771
Net transfers to (from) separate accounts	(40,770)	9,549	69,726
Consideration to MONY pursuant to acquisition agreement	71,886	—	—
Other expenses	54,569	7,776	(44)

	277,683	192,499	178,893

Total benefits and expenses	2,375,611	2,021,319	1,911,522
Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	(9,040)	73,315	84,275
Dividends to policyholders	3	52	—

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	(9,043)	73,263	84,275
Federal income tax expense	11,486	40,532	20,713

Gain (loss) from operations before net realized capital gains (losses) on investments	(20,529)	32,731	63,562
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(84,135)	(74,452)	1,023

Net income (loss)	$(104,664)	$(41,721)	$64,585

See accompanying notes.

5

AUSA Life Insurance Company, Inc.

Statements of Changes in Capital and

Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,500	$—	$319,180	$2,017	$69,798	$393,495
Net income	—	—	—	152	64,433	64,585
Change in non-admitted assets	—	—	—	—	683	683
Change in unrealized capital gains/losses	—	—	—	—	(540)	(540)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	383	383
Change in surplus in separate accounts	—	—	—	—	(508)	(508)
Change in asset valuation reserve	—	—	—	—	(7,592)	(7,592)

Balance at December 31, 2000	2,500	—	319,180	2,169	126,657	450,506
Net loss	—	—	—	113	(41,834)	(41,721)
Change in unrealized capital gains/losses	—	—	—	—	2,450	2,450
Change in non-admitted assets	—	—	—	—	(3)	(3)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(13,489)	(13,489)
Change in asset valuation reserve	—	—	—	—	41,311	41,311
Cumulative effect of change in accounting principles	—	—	—	—	(1,365)	(1,365)
Net change in surplus in separate accounts	—	—	—	—	(113)	(113)
Tax benefits on stock options exercised	—	—	—	—	805	805
Exchange of common stock for preferred stock	(442)	442	—	—	—	—
Reinsurance transaction	—	—	—	—	6,500	6,500

Balance at December 31, 2001	2,058	442	319,180	2,282	120,919	444,881
Capital contribution	—	—	130,000	—	—	130,000
Net loss	—	—	—	(56)	(104,608)	(104,664)
Change in non-admitted assets	—	—	—	—	(4,967)	(4,967)
Change in unrealized capital gains/losses	—	—	—	—	(17,198)	(17,198)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	6,654	6,654
Cumulative effect of change in accounting principle	—	—	—	—	24,860	24,860
Change in net deferred income tax asset	—	—	—	—	6,098	6,098
Change in reserve on account of change in valuation basis	—	—	—	—	(721)	(721)
Change in asset valuation reserve	—	—	—	—	29,046	29,046
Tax benefits on stock options exercised	—	—	—	—	38	38
Reinsurance transactions	—	—	—	—	7,805	7,805
Net change in surplus in separate account	—	—	—	—	(554)	(554)

Balance at December 31, 2002	$2,058	$442	$449,180	$2,226	$67,372	$521,278

See accompanying notes.

6

AUSA Life Insurance Company, Inc.

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$1,794,700	$1,619,965	$1,600,464
Allowances and reserve adjustments received on reinsurance ceded	40,512	34,147	443
Investment income received	342,789	342,428	318,749
Other income received	82,168	310,338	4,160
Life and accident and health claims paid	(187,524)	(207,815)	(33,956)
Surrender benefits and other fund withdrawals	(1,555,546)	(1,456,762)	(1,631,618)
Annuity and other benefits to policyholders	(20,170)	(39,568)	(24,644)
Commissions, other expenses and taxes paid	(195,473)	(161,616)	(121,176)
Net transfers (to) from separate account	89,786	41,360	(13,323)
Federal income taxes paid	(31,008)	(19,878)	(28,602)
Dividends paid to policyholders	—	(52)	—
Other	(35,747)	(458)	(5,692)

Net cash provided by operating activities	324,487	462,089	64,805

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	4,662,244	2,865,488	1,602,375
Stocks	168,852	196,080	—
Mortgage loans on real estate	70,374	50,218	76,779
Real estate	412	22	19,110
Miscellaneous proceeds	(2,020)	(2)	201
Other invested assets	14,400	—	26,226

Total investment proceeds	4,914,262	3,111,806	1,724,691
Income taxes received on net realized capital gains/losses	4,050	6,793	5,313

Net proceeds from sales, maturities, or repayments of investments	4,918,312	3,118,599	1,730,004
Cost of investments acquired:
Bonds	(5,064,135)	(3,340,553)	(1,729,272)
Stocks	(61,299)	(273,369)	(128,316)
Mortgage loans on real estate	(82,951)	(60,134)	(56,253)
Real estate	—	(1,033)	(703)
Miscellaneous applications	(10,000)	—	(228)
Other invested assets	(23,091)	(10,000)	—

Total cost of investments acquired	(5,241,476)	(3,685,089)	(1,914,772)
Net decrease (increase) in policy loans	(4,017)	(10,235)	71

Net cost of investments acquired	(5,245,493)	(3,695,324)	(1,914,701)

Net cash used in investing activities	(327,181)	(576,725)	(184,697)

7

AUSA Life Insurance Company, Inc.

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Other cash provided:
Capital and surplus paid-in	$130,000	$—	$—
Deposits on deposit type contract funds and other liabilities without life or disability contingencies	3,357	4,077	—
Other sources	113,887	295,772	88,067

Total cash provided	247,244	299,849	88,067

Other cash applied:
Withdrawals on deposit type contract funds and other liabilities without life or disability contingencies	(4,212)	(4,154)	—
Other applications, net	(64,111)	(75,372)	(6,346)

Total other cash applied	(68,323)	(79,526)	(6,346)

Net cash provided by financing and miscellaneous activities	178,921	220,323	81,721

Increase (decrease) in cash and short-term investments	176,227	105,687	(38,171)
Cash and short-term investments at beginning of year	148,906	43,219	81,390

Cash and short-term investments at end of year	$325,133	$148,906	$43,219

See accompanying notes.

8

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Data)

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company (First AUSA), an indirect wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

Nature of Business

The Company primarily sells fixed and variable annuities, group life coverages, and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

9

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments:  Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

10

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves:  Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs:  The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets:  Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

11

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies:  Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves:  Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance:  A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

12

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes:  Effective October 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross of deferred tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Statements of Cash Flow:  Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

For the year ended December 31, 2001, deferred taxes are not recognized by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company’s net loss for the year ended December 31, 2001 and capital and surplus at December 31, 2001 between NAIC SAP and practices prescribed or permitted by the Department of Insurance of the State of New York is shown below:

Net loss as presented herein	$(41,721)
State prescribed practices	—
State permitted practices	—

Net loss, NAIC SAP	$(41,721)

13

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Statutory surplus as presented herein	$442,381
State prescribed practices:
Deferred taxes	6,081
State permitted practices	—

Statutory surplus, NAIC SAP	$448,462

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market and the related unrealized captal gains or losses are reported in unassigned surplus. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

14

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $8,139 and $2,994 respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

Premiums

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits incurred. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

15

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force.” These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

16

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost.

17

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

18

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

2. Accounting Changes (continued)

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,365 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $96 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

Effective October 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP 10, Income Taxes. The effect of this accounting change resulted in an increase in capital and surplus of $24,860 and was accounted for as a cumulative effect of a change in accounting principles.

Effective January 1, 2003, the Company will adopt the provisions of SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument to be carried consistent in a manner with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s results of operations in future periods.

19

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Capital Structure

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds (including redeemable preferred stocks) are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and preferred stocks are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Interest rate swaps: Estimated fair values of interest rate swaps are based upon the pricing differential for similar swap agreements.

Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

20

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Fair Values of Financial Instruments (continued)

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$325,133	$325,133	$148,906	$148,906
Bonds	4,748,005	4,930,286	4,403,548	4,471,576
Preferred stocks	4,306	4,434	4,207	4,146
Common stocks	32,407	32,407	177,659	177,659
Mortgage loans on real estate	448,966	509,914	439,685	467,958
Policy loans	17,457	17,457	13,440	13,440
Interest rate swap	10	9,383	34	10,633
Short-term notes receivable from affiliates	81,300	81,300	71,300	71,300
Separate account assets	6,156,589	6,182,216	6,507,715	6,516,581

Liabilities
Investment contract liabilities	4,479,042	4,379,563	4,167,351	4,146,920
Separate account annuity liabilities	5,979,646	5,980,260	6,372,829	6,363,288

21

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$321,050	$6,921	$357	$327,614
State, municipal and other government	128,192	9,441	94	137,539
Public utilities	379,647	18,874	16,108	382,413
Industrial and miscellaneous	2,877,046	179,240	25,011	3,031,275
Mortgage-backed and asset-backed securities	1,042,070	41,751	32,376	1,051,445

	4,748,005	256,227	73,946	4,930,286
Preferred stocks	4,306	128	—	4,434

	$4,752,311	$256,355	$73,946	$4,934,720

December 31, 2001
Bonds:
United States Government and agencies	$99,676	$2,593	$389	$101,880
State, municipal and other government	132,683	4,504	377	136,810
Public utilities	376,928	10,765	3,403	384,290
Industrial and miscellaneous	2,671,045	88,595	46,039	2,713,601
Mortgage-backed and asset-backed securities	1,123,216	24,414	12,635	1,134,995

	4,403,548	130,871	62,843	4,471,576
Preferred stocks	4,207	8	69	4,146

	$4,407,755	$130,879	$62,912	$4,475,722

22

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$312,666	$317,042
Due after one year through five years	2,259,112	2,373,598
Due after five years through ten years	861,614	902,487
Due after ten years	272,543	285,714

	3,705,935	3,878,841
Mortgage-backed and asset-backed securities	1,042,070	1,051,445

	$4,748,005	$4,930,286

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and notes	$296,340	$308,043	$291,370
Mortgage loans on real estate	37,650	35,193	35,501
Real estate	236	194	709
Dividends on common and preferred stocks	991	823	—
Interest on policy loans	1,197	746	189
Derivative instruments	10,846	4,864	550
Other investment income	2,286	7,640	11,268

Gross investment income	349,546	357,503	339,587
Less investment expenses	9,914	8,800	8,869

Net investment income	$339,632	$348,703	$330,718

23

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	$4,662,244	$2,865,488	$1,602,375

Gross realized gains	$46,052	$25,118	$6,526
Gross realized losses	(86,247)	(58,306)	(28,546)

Net realized losses	$(40,195)	$(33,188)	$(22,020)

Gross realized losses include $53,920 and $40,103 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2002 and 2001, respectively.

At December 31, 2002, investments with an aggregate carrying amount of $4,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds	$(40,195)	$(33,188)	$(22,020)
Common stocks	(35,184)	(34,553)	—
Preferred stocks	—	(207)	—
Cash short-term investments	(2)	(2)	—
Mortgage loans on real estate	(3,470)	(1,489)	209
Real estate	(358)	(2)	1,690
Derivative instruments	(1,919)	—	—
Other invested assets	(1,807)	(726)	(81)

	(82,935)	(70,167)	(20,202)
Federal income tax effect	4,050	6,793	5,313
Transfer (to) from interest maintenance reserve	(5,250)	(11,078)	15,912

Net realized capital gains (losses) on investments	$(84,135)	$(74,452)	$1,023

24

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

	Changes in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$(10,428)	$(418)	$(1,302)
Preferred stocks	(324)	—	—
Common stocks	(2,092)	3,458	773
Mortgage loans on real estate	(2,557)	(288)	(11)
Other invested assets	(1,797)	(302)	—

Change in net unrealized capital gains/losses	$(17,198)	$2,450	$(540)

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2002	2001
Unrealized gains	$3,945	$12,812
Unrealized losses	(1,818)	(8,593)

Net unrealized gains	$2,127	$4,219

During 2002, the Company issued mortgage loans with interest rates ranging from 3.8% to 9.0%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 78%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2002, the Company had no mortgage loans with interest more than 180 days overdue.

During 2002, 2001, and 2000, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the AVR of $20,232 and $31,221, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

25

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Geographic Distribution				Property Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	25%	31%	Office	32%	35%
E. North Central	17	16	Retail	26	22
Pacific	15	13	Industrial	23	22
Mid-Atlantic	13	11	Medical	7	7
Mountain	15	10	Agricultural	8	7
W. South Central	7	10	Apartment	3	4
New England	2	4	Other	1	3
W. North Central	3	3
E. South Central	3	2

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

26

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2002	2001
Derivative securities:
Interest rate swaps:
Receive fixed—pay floating	$276,400	$224,700
Receive floating—pay fixed	47,916	61,090

6. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$1,609,421	$1,544,041	$1,601,477
Reinsurance assumed	562,771	467,764	4,504
Reinsurance ceded	(361,535)	(352,240)	(2,388)

Net premiums earned	$1,810,657	$1,659,565	$1,603,593

The Company received reinsurance recoveries in the amounts of $202,939, $39,901, and $2,900 during 2002, 2001, and 2000, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $452,858 and $467,111, respectively.

27

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Reinsurance (continued)

On December 31, 1993, the Company and Mutual of New York (MONY) entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY received payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments have been reduced for certain administrative expenses as defined in the agreement. The Company has recognized operating gains and losses on new deposits into existing accounts received after December 31, 1993, and on all new accounts established after that date. On December 31, 2002, the Company purchased from MONY the remaining transferred business inforce for $71,886, which was charged to expense. At December 31, 2002 and 2001, the Company also owed MONY $18,787 and $25,899, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. During 2002, the Series B note was repaid to MONY.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus.

During 2002, the Company recaptured a reinsurance agreement from a non-affiliated company. As a result of this recapture, the Company recorded consideration on reinsurance recaptured and change in reserves of $77,057. The Company paid $6,000 to the former reinsurer and received approximately $83,000 of cash and invested assets that support the policyholder liabilities.

28

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Reinsurance (continued)

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2002 was $1,385. The remaining goodwill balance has been non-admitted at December 31, 2002.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus.

7. Income Taxes

The components of the net deferred income tax asset are comprised of the following:

	December 31, 2002	October 1, 2002
Deferred tax components:
Gross deferred income tax assets	$106,060	$100,593
Gross deferred income tax liabilities	12,328	12,959
Deferred income tax assets nonadmitted	53,879	62,774

Net deferred income tax asset	$39,853	$24,860

29

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

The components of deferred taxes, as well as the net change for the period from October 1, 2002 to December 31, 2002, are as follows:

	December 31, 2002	October 1, 2002	Net Change
Deferred income tax assets:
Nonadmitted assets	$6,070	$5,118	$952
Loss carryforwards	10,789	6,770	4,019
Deferred acquisition costs	16,570	16,667	(97)
Reserves	13,289	11,506	1,783
Tax ceding commissions	25,219	25,572	(353)
Unrealized capital losses	32,183	37,688	(5,505)
Other	1,940	(2,728)	4,668

Total deferred income tax assets	$106,060	$100,593	$5,467

Deferred income tax assets—nonadmitted	$53,879	$62,774	$(8,895)

Deferred income tax liabilities:
Section 807(f) adjustments	$538	$561	$(23)
MONY adjustments	2,925	1,273	1,652
Reinsurance transactions	4,014	4,139	(125)
Unrealized capital gains	4,652	6,852	(2,200)
Other	199	134	65

Total deferred income tax liabilities	$12,328	$12,959	$(631)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

30

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2002	2001	2000
Income tax expense computed at the federal statutory rate (35%)	$(3,165)	$25,642	$29,496
§197 intangibles	24,704	—	—
Amortization of IMR	(1,335)	—	—
Deferred acquisition costs—tax basis	(1,617)	758	554
Dividends received deduction	(2,637)	(4,579)	(3,294)
Investment income items	(8)	(3,020)	(2,688)
Prior year under (over) accrual	(7,000)	3,456	(1,707)
Reinsurance transactions	3,235	2,275	—
Tax reserve valuation	1,345	16,281	(189)
All other adjustments	(2,036)	(281)	(1,459)

Federal income tax expense	$11,486	$40,532	$20,713

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in Note 5 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided on the income tax return filed by the Company.

Capital loss carryforwards of $30,826 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders’ surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders’ surplus account ($2,427 at December 31, 2002).

31

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

To the extent dividends are paid from the amount accumulated in the policyholders’ surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders’ surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 1998 through 2000 is currently in process.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,470,289	14%	$1,189,014	11%
Subject to discretionary withdrawal at book value less surrender charge	1,123,650	11	1,053,472	10
Subject to discretionary withdrawal at market value	3,031,140	29	3,868,695	37
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	2,240,595	21	2,171,750	20
Not subject to discretionary withdrawal	2,599,270	25	2,338,240	22

	10,464,944	100%	10,621,171	100%

Less reinsurance ceded	—		77,057

Total policy reserves on annuities and deposit fund liabilities	$10,464,944		$10,544,114

32

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001 and 2000 is as follows:

	Guaranteed Separate Account	Non-guaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2002	$405,730	$768,125	$1,173,855

Reserves at December 31, 2002 for separate accounts with assets at:
Fair value	$2,251,332	$2,888,948	$5,140,280
Amortized cost	847,122	—	847,122

Total	$3,098,454	$2,888,948	$5,987,402

Premiums, deposits and other considerations for the year ended December 31, 2001	$142,549	$912,082	$1,054,631

Reserves at December 31, 2001 for separate accounts with assets at:
Fair value	$2,075,015	$3,698,038	$5,773,053
Amortized cost	603,563	—	603,563

Total	$2,678,578	$3,698,038	$6,376,616

Premiums, deposits and other considerations for the year ended December 31, 2000	$107,736	$946,851	$1,054,587

Reserves at December 31, 2000 for separate accounts with assets at:
Fair value	$2,128,266	$4,123,157	$6,251,423
Amortized cost	561,167	—	561,167

Total	$2,689,433	$4,123,157	$6,812,590

33

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

	Guaranteed Separate Account	Non-guaranteed Separate Account	Total
December 31, 2002
Subject to discretionary withdrawal with market value adjustment	$639,806	$—	$639,806
Subject to discretionary withdrawal at book value less surrender charge	207,316	—	207,316
Subject to discretionary withdrawal at market value	149,949	2,888,948	3,038,897
Not subject to discretionary withdrawal	2,101,383	—	2,101,383

	$3,098,454	$2,888,948	$5,987,402

December 31, 2001
Subject to discretionary withdrawal with market value adjustment	$394,054	$—	$394,054
Subject to discretionary withdrawal at book value less surrender charge	209,509	—	209,509
Subject to discretionary withdrawal at market value	176,291	3,698,038	3,874,329
Not subject to discretionary withdrawal	1,898,724	—	1,898,724

	$2,678,578	$3,698,038	$6,376,616

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,174,470	$1,054,653	$1,046,503
Transfers from separate accounts	(1,217,308)	(1,042,802)	(978,630)

Net transfers to (from) separate accounts	(42,838)	11,851	67,873

Other adjustments	2,068	(2,302)	1,853

Net transfers as set forth herein	$(40,770)	$9,549	$69,726

34

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit

Guaranteed minimum income benefit	$2,015,651	$412,921	$—

During 2002, the Company reclassified some of its fixed deferred annuities from “without future interest guarantees” to “with future interest guarantees” for the purpose of determining the appropriate valuation interest rates. This caused an increase in reserves of $721, which was charged directly to capital and surplus.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$13,766	$623	$13,143
Ordinary direct renewal business	78,661	1,048	77,613
Group life direct business	661	250	411
Credit life	83	—	83
Reinsurance ceded	(21,900)	—	(21,900)

	71,271	1,921	69,350
Accident and health:
Direct	24,927	—	24,927
Reinsurance ceded	(27,631)	—	(27,631)

Total accident and health	(2,704)	—	(2,704)

	$68,567	$1,921	$66,646

35

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

December 31, 2001
Life and annuity:
Ordinary direct first year business	$7,909	$608	$7,301
Ordinary direct renewal business	60,208	1,036	59,172
Group life direct business	769	297	472
Credit life	104	—	104
Reinsurance ceded	(8,342)	—	(8,342)

Total life and annuity	60,648	1,941	58,707
Accident and health:
Direct	29,461	—	29,461
Reinsurance ceded	(36,191)	—	(36,191)

Total accident and health	(6,730)	—	(6,730)

	$53,918	$1,941	$51,977

At December 31, 2002 and 2001, the Company had insurance in force aggregating $58,337,209 and $20,743,481, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $57,482 and $16,692 to cover these deficiencies at December 31, 2002 and 2001, respectively.

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities is $51,879. This amount may be impacted by the pending merger described in Note 15.

36

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $190,479 and $181,782, respectively.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2002, 2001, and 2000 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $8 of expense for the year ended December 31, 2000. No amounts were allocated for the years ended December 31, 2002, and 2001.

37

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for each of the years ended December 31, 2002, 2001, and 2000.

12. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $7,768, $6,725, and $6,095, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $265, $335, and $510, respectively, to affiliates.

During 2002, the Company received capital contributions of $130,000 in cash from its parent.

At December 31, 2002 and 2001, the Company has net short-term notes receivables from an affiliate of $81,300 and $71,300, respectively.

38

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $765,197 and $546,598 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $6,933 and $6,933, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged

39

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies (continued)

to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(792), $(415), and $48 for the years ended December 31, 2002, 2001, and 2000, respectively.

14. Managing General Agents

For the years ended December 31, 2002, 2001 and 2000, the Company had $28,825, $32,773 and $44,100 respectively, of direct premiums written by managing general agents.

15. Pending Merger

During 2002, the Company’s Board of Directors approved the terms and form of a merger with Transamerica Life Insurance Company of New York (“TONY”), an affiliate. The Board of Directors of TONY has also approved this merger. The merger is currently pending regulatory approval, and is expected to occur on or around April 1, 2003. The Company will be the surviving corporation and it is expected that the name of the Company will be changed to Transamerica Financial Life Insurance Company.

The pro forma financial statements in this footnote give retroactive effect as if the merger had occurred on January 1, 2000 in conformity with SSAP No. 68. There were no significant elimination entries necessary for the preparation of these pro forma statements.

Upon final regulatory approval, this merger will be accounted for as a statutory merger, which is similar to the pooling of interest method of accounting. Accordingly, the historical book values will be carried over from TONY to the Company. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2000, nor is it necessarily indicative of future results.

40

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

15. Pending Merger (continued)

	Proforma Balance Sheets
	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Bonds	$6,186,513	$5,522,944
Stocks:
Preferred	4,306	4,207
Common, at market (cost: $30,280 in 2002 and $173,440 in 2001)	32,407	177,659
Mortgage loans on real estate	448,966	439,685
Real estate	239	1,009
Policy loans	39,909	33,497
Net short-term notes receivable from affiliates	81,300	71,300
Cash and short-term investments	359,807	202,991
Other invested assets	28,641	19,504

Total cash and invested assets	7,182,088	6,472,796

Receivable from parent, subsidiaries and affiliates	—	29,372
Premiums deferred and uncollected	68,515	53,394
Accrued investment income	93,755	88,323
Federal and foreign income tax recoverable	4,040	—
Net deferred income tax asset	39,853	—
Goodwill	—	12,852
Reinsurance receivable	21,168	39,293
Other admitted assets	18,937	18,440
Separate account assets	6,534,797	7,030,795

Total admitted assets	$13,963,153	$13,745,265

41

AUSA Life Insurance Company, Inc.

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

15. Pending Merger (continued)

	Proforma Balance Sheets
	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$621,060	$554,685
Annuity	5,481,865	4,908,220
Accident and health	23,382	21,584
Policy and contract claim reserves	33,223	87,280
Liability for deposit type contracts	219,049	207,905
Other policyholders’ funds	977	767
Transfers to separate accounts due or accrued	(19,162)	(25,798)
Remittances and items not allocated	74,877	166,393
Asset valuation reserve	24,498	52,814
Interest maintenance reserve	21,548	20,112
Funds held under coinsurance and other reinsurance treaties	141,144	162,211
Reinsurance in unauthorized companies	7,144	14,155
Commissions and expense allowances payable on reinsurance assumed	18,410	14,372
Payable for securities	13,526	9,945
Payable to affiliates	39,719	—
Consideration to MONY pursuant to acquisition agreement	71,886	—
Payable under assumption reinsurance agreement	18,787	25,899
Provision for experience rating refunds	243	(11,156)
Other liabilities	31,940	22,278
Federal income taxes payable	—	16,452
Separate account liabilities	6,525,597	7,019,660

Total liabilities	13,349,713	13,267,778

Capital and surplus:
Common stock, $125 par value, 20,000 shares authorized, 16,466 issued and outstanding	2,058	2,058
Preferred stock, $10 par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	600,100	420,100
Special surplus	2,226	2,282
Unassigned surplus	8,614	52,605

Total capital and surplus	613,440	477,487

Total liabilities and capital and surplus	$13,963,153	$13,745,265

42

AUSA Life Insurance Company, Inc.

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

15. Pending Merger (continued)

	Proforma Statements of Operations
	Year ended December 31
	2002	2001	2000
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$247,352	$168,283	$65,908
Annuity	1,835,229	1,717,409	1,794,490
Accident and health	60,639	54,963	30,613
Net investment income	430,586	421,643	394,922
Amortization of interest maintenance reserve	3,907	461	338
Commissions and expense allowances on reinsurance ceded	83,666	31,621	1,968
Income from fees associated with investment management, administration and contract guarantees for separate accounts	53,373	61,015	67,333
Consideration on reinsurance recaptured	77,057	—	—
Other income	7,708	2,235	4,833

	2,799,517	2,457,630	2,360,405

Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	171,650	260,206	43,130
Surrender benefits	1,652,680	1,538,859	1,752,015
Other benefits	71,831	69,790	44,396
Increase (decrease) in aggregate reserves for policies and contracts:
Life	62,963	(91,996)	23,801
Annuity	562,625	377,810	24,100
Accident and health	1,797	5,059	(156)
Other	—	—	2,362
Increase in liability for deposit type funds	—	—	128,146

	2,523,546	2,159,728	2,017,794

Insurance expenses:
Commissions	137,155	140,103	68,403
General insurance expenses	93,628	69,224	72,700
Taxes, licenses and fees	7,281	3,071	2,145
Net transfers to (from) separate accounts	(86,514)	14,597	122,578
Consideration to MONY pursuant to acquisition agreement	71,886	—	—
Other expenses	54,502	8,260	55

	277,938	235,255	265,881

Total benefits and expenses	2,801,484	2,394,983	2,283,675
Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	(1,967)	62,647	76,730
Dividends to policyholders	3	52	—

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	(1,970)	62,595	76,730
Federal income tax expense	15,329	36,647	18,920

Gain (loss) from operations before net realized capital gains (losses) on investments	(17,299)	25,948	57,810
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(87,540)	(80,455)	2,019

Net income (loss)	$(104,839)	$(54,507)	$59,829

43

Statutory-Basis Financial

Statement Schedules

AUSA Life Insurance Company, Inc.

Summary of Investments—Other Than  Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$321,234	$327,812	$321,234
States, municipalities and political subdivisions	173,798	181,943	173,798
Foreign governments	92,648	98,709	92,648
Public utilities	379,647	382,413	379,647
All other corporate bonds	3,780,678	3,939,409	3,775,687
Redeemable preferred stock	4,306	4,434	4,306

Total fixed maturities	4,752,311	4,934,720	4,747,320

Equity securities
Common stocks:
Banks, trust and insurance	1,864	1,872	1,872
Industrial, miscellaneous and all other	28,416	30,535	30,535

Total equity securities	30,280	32,407	32,407

Mortgage loans on real estate	448,966		448,966
Real estate	239		239
Policy loans	17,457		17,457
Other invested assets	24,712		24,712
Cash and short-term investments	325,133		325,133

Total investments	$5,599,098		$5,596,234

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

45

AUSA Life Insurance Company, Inc.

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2002
Individual life	$428,045	$—	$25,062	$213,127	$32,112	$179,034	$126,390
Individual health	7,693	3,170	4,660	15,457	1,204	9,297	5,748	$15,203
Group life and health	9,585	691	(3,361)	33,626	779	30,331	20,050	19,657
Annuity	4,342,514	—	—	1,548,447	305,537	1,879,266	125,495

	$4,787,837	$3,861	$26,361	$1,810,657	$339,632	$2,097,928	$277,683

Year ended December 31, 2001
Individual life	$372,398	$—	$66,191	$140,874	$31,879	$114,650	$75,841
Individual health	10,109	3,445	4,930	16,925	1,130	12,769	4,723	$16,624
Group life and health	6,566	1,346	7,192	28,620	575	22,970	13,959	18,303
Annuity	4,039,430	—	—	1,473,146	315,119	1,678,431	97,976

	$4,428,503	$4,791	$78,313	$1,659,565	$348,703	$1,828,820	$192,499

Year ended December 31, 2000
Individual life	$157,018	$—	$2,760	$40,543	$18,632	$36,973	$12,546	16,675
Individual health	10,295	3,540	4,179	17,032	1,378	10,534	5,268	17,827
Group life and health	5,090	928	4,405	16,818	796	12,352	4,241
Annuity	686,560	—	5	1,529,200	309,912	1,672,770	156,838

	$858,963	$4,468	$11,349	$1,603,593	$330,718	$1,732,629	$178,893

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

AUSA Life Insurance Company, Inc.

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$2,630,487	$120,420,429	$204,017,050	$86,227,108	237%

Premiums:
Individual life	$28,396	$271,400	$456,131	$213,127	214%
Individual health	15,203	162	416	15,457	3
Group life and health	19,657	89,973	103,942	33,626	309
Annuity	1,546,165	—	2,282	1,548,447	—

	$1,609,421	$361,535	$562,771	$1,810,657	31%

Year ended December 31, 2001
Life insurance in force	$2,646,826	$130,478,557	$196,232,341	$68,400,610	287%

Premiums:
Individual life	$37,338	$298,368	$401,904	$140,874	285%
Individual health	16,624	196	497	16,925	3
Group life and health	18,304	53,202	63,518	28,620	222
Annuity	1,471,775	474	1,845	1,473,146	—

	$1,544,041	$352,240	$467,764	$1,659,565	28%

Year ended December 31, 2000
Life insurance in force	$2,445,468	$68,370	$314,257	$2,691,355	12%

Premiums:
Individual life	$38,889	$613	$2,267	$40,543	6%
Individual health	16,675	209	566	17,032	3
Group life and health	17,827	1,039	30	16,818	—
Annuity	1,528,086	527	1,641	1,529,200	—

	$1,601,477	$2,388	$4,504	$1,603,593	—%

47

FINANCIAL STATEMENTS

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Year Ended December 31, 2002

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of AUSA Landmark Variable Annuity,

AUSA Life Insurance Company, Inc.

We have audited the accompanying statements of assets and liabilities of AUSA Life Insurance Company, Inc. Separate Account VA BNY (comprised of the Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, Alger Aggressive Growth, American Century Income & Growth, American Century International, BlackRock Global Science & Technology, BlackRock Mid Cap Growth, Capital Guardian Global, Capital Guardian U. S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Small Cap Value, Gabelli Global Growth, Great Companies— AmericaSM, Great Companies—Global2, Great Companies—TechnologySM, Janus Balanced (A/T), Janus Global, Janus Growth II (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, PBGH Mid Cap Growth, PBHG/NWQ Value Select, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U.S. Government Securities, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Asset Allocation, Van Kampen Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, Alliance Growth & Income, Alliance Premier Growth, Janus Aspen—Aggressive Growth, Janus Aspen—Strategic Value, Janus Aspen—Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity—VIP Contrafund®, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP Growth Opportunities, Fidelity—VIP Mid Cap, and Fidelity—VIP Value Strategies subaccounts), which are available for investment by contract owners of AUSA Landmark Variable Annuity, as of December 31, 2002, and the related statements of operations for the period then ended as indicated thereon and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual fund’s transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Life Insurance Company, Inc. Separate Account VA BNY which are available for investment by contract owners of AUSA Landmark Variable Annuity at December 31, 2002, and the results of their operations for the period then ended as indicated thereon and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    Ernst & Young LLP

Des Moines, Iowa

January 31, 2003

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Aggressive Asset Allocation Subaccount	Conservative Asset Allocation Subaccount	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	19.710	8,160.922	19.707	2,389.827

Cost	$198	$76,295	$198	$20,607

Investments in mutual funds, at net asset value	$161	$74,183	$174	$20,361
Receivable for units sold	—	—	—	1

Total assets	161	74,183	174	20,362

Liabilities
Payable for units redeemed	—	—	—	—

	$161	$74,183	$174	$20,362

Net Assets:
Deferred annuity contracts terminable by owners	$161	$74,183	$174	$20,362

Total net assets	$161	$74,183	$174	$20,362

Accumulation units outstanding:
M&E—1.40%	100	82,602	100	24,143

M&E—1.55%	100	100	100	100

Accumulation unit value:
M&E—1.40%	$0.805402	$0.896994	$0.868490	$0.839908

M&E—1.55%	$0.804600	$0.896108	$0.867636	$0.839081

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount
Assets
Investment in securities:
Number of shares	9,264.955	673.512	212.885	21.527

Cost	$180,923	$6,401	$1,950	$198

Investments in mutual funds, at net asset value	$99,320	$5,146	$1,279	$143
Receivable for units sold	1	—	1	1

Total assets	99,321	5,146	1,280	144

Liabilities
Payable for units redeemed	—	—	—	—

	$99,321	$5,146	$1,280	$144

Net Assets:
Deferred annuity contracts terminable by owners	$99,321	$5,146	$1,280	$144

Total net assets	$99,321	$5,146	$1,280	$144

Accumulation units outstanding:
M&E— 1.40%	89,155	1,000	1,000	100

M&E—1.55%	178,477	5,906	999	100

Accumulation unit value:
M&E—1.40%	$0.372085	$0.746690	$0.640777	$0.716123

M&E—1.55%	$0.370627	$0.744847	$0.639197	$0.715409

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	285.552	14,219.042	1,851.965	360,778.282

Cost	$2,209	$175,525	$16,678	$6,957,584

Investments in mutual funds, at net asset value	$2,122	$120,720	$13,686	$4,744,234
Receivable for units sold	—	—	—	69

Total assets	2,122	120,720	13,686	4,744,303

Liabilities
Payable for units redeemed	—	—	—	—

	$2,122	$120,720	$13,686	$4,744,303

Net Assets:
Deferred annuity contracts terminable by owners	$2,122	$120,720	$13,686	$4,744,303

Total net assets	$2,122	$120,720	$13,686	$4,744,303

Accumulation units outstanding:
M&E—1.40%	2,699	64,985	14,898	2,361,974

M&E—1.55%	100	69,925	6,679	258,961

Accumulation unit value:
M&E—1.40%	$0.758097	$0.898194	$0.635616	$1.811637

M&E—1.55%	$0.757342	$0.891692	$0.631386	$1.796659

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies— AmericaSM Subaccount
Assets
Investment in securities:
Number of shares	1,301.293	605,443.039	3,025.450	9,865.903

Cost	$15,714	$8,211,006	$22,089	$94,648

Investments in mutual funds, at net asset value	$14,848	$4,619,530	$20,603	$77,743
Receivable for units sold	—	—	—	2

Total assets	14,848	4,619,530	20,603	77,745

Liabilities
Payable for units redeemed	1	31	—	—

	$14,847	$4,619,499	$20,603	$77,745

Net Assets:
Deferred annuity contracts terminable by owners	$14,847	$4,619,499	$20,603	$77,745

Total net assets	$14,847	$4,619,499	$20,603	$77,745

Accumulation units outstanding:
M&E—1.40%	10,792	2,147,804	27,658	97,915

M&E—1.55%	5,176	296,499	2,367	3,201

Accumulation unit value:
M&E—1.40%	$0.930127	$1.891803	$0.686395	$0.768919

M&E—1.55%	$0.929213	$1.876147	$0.684125	$0.767017

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global Subaccount
Assets
Investment in securities:
Number of shares	215.993	358.569	19.806	6,779.760

Cost	$1,928	$2,018	$198	$194,075

Investments in mutual funds, at net asset value	$1,203	$943	$188	$89,222
Receivable for units sold	—	—	—	—

Total assets	1,203	943	188	89,222

Liabilities
Payable for units redeemed	—	—	—	—

	$1,203	$943	$188	$89,222

Net Assets:
Deferred annuity contracts terminable by owners	$1,203	$943	$188	$89,222

Total net assets	$1,203	$943	$188	$89,222

Accumulation units outstanding:
M&E—1.40%	1,000	1,000	100	72,409

M&E—1.55%	998	999	100	134,696

Accumulation unit value:
M&E—1.40%	$0.603147	$0.472335	$0.940213	$0.431915

M&E—1.55%	$0.601160	$0.471165	$0.939281	$0.430212

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares	280,003.681	86,162.074	168,824.860	13,181.275

Cost	$17,217,271	$1,000,657	$2,822,205	$139,563

Investments in mutual funds, at net asset value	$9,116,920	$491,124	$1,678,119	$88,578
Receivable for units sold	207	11	36	2

Total assets	9,117,127	491,135	1,678,155	88,580

Liabilities
Payable for units redeemed	—	—	—	—

	$9,117,127	$491,135	$1,678,155	$88,580

Net Assets:
Deferred annuity contracts terminable by owners	$9,117,127	$491,135	$1,678,155	$88,580

Total net assets	$9,117,127	$491,135	$1,678,155	$88,580

Accumulation units outstanding:
M&E—1.40%	431,963	637,296	1,017,833	33,576

M&E—1.55%	113,095	192,045	596,774	123,295

Accumulation unit value:
M&E—1.40%	$16.755634	$0.593335	$1.042538	$0.566427

M&E—1.55%	$16.617109	$0.588432	$1.033936	$0.564189

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	36,328.039	11,033.171	12,878.584	47,204.517

Cost	$319,784	$108,068	$178,478	$484,110

Investments in mutual funds, at net asset value	$320,777	$76,239	$149,778	$501,312
Receivable for units sold	—	1	2	—

Total assets	320,777	76,240	149,780	501,312

Liabilities
Payable for units redeemed	1	—	—	3

	$320,776	$76,240	$149,780	$501,309

Net Assets:
Deferred annuity contracts terminable by owners	$320,776	$76,240	$149,780	$501,309

Total net assets	$320,776	$76,240	$149,780	$501,309

Accumulation units outstanding:
M&E—1.40%	154,252	11,623	123,900	383,720

M&E—1.55%	178,895	205,281	45,276	92,821

Accumulation unit value:
M&E—1.40%	$0.966374	$0.352803	$0.886287	$1.052178

M&E—1.55%	$0.959844	$0.351418	$0.882787	$1.051137

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	8,056.322	1,371.239	13,996.981	13,820.079

Cost	$102,202	$12,765	$282,209	$141,628

Investments in mutual funds, at net asset value	$78,146	$12,780	$192,319	$132,396
Receivable for units sold	2	—	3	1

Total assets	78,148	12,780	192,322	132,397

Liabilities
Payable for units redeemed	—	—	—	—

	$78,148	$12,780	$192,322	$132,397

Net Assets:
Deferred annuity contracts terminable by owners	$78,148	$12,780	$192,322	$132,397

Total net assets	$78,148	$12,780	$192,322	$132,397

Accumulation units outstanding:
M&E—1.40%	49,910	11,066	117,107	134,920

M&E—1.55%	51,543	2,777	255,531	6,546

Accumulation unit value:
M&E—1.40%	$0.771838	$0.923378	$0.517494	$0.936005

M&E—1.55%	$0.768775	$0.922464	$0.515473	$0.933700

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Assets
Investment in securities:
Number of shares	341,508.661	7,188.568	452,104.075	353,049.022

Cost	$4,048,546	$68,201	$8,522,368	$8,314,828

Investments in mutual funds, at net asset value	$4,207,387	$56,143	$6,912,671	$5,327,510
Receivable for units sold	—	—	85	90

Total assets	4,207,387	56,143	6,912,756	5,327,600

Liabilities
Payable for units redeemed	27	—	—	—

	$4,207,360	$56,143	$6,912,756	$5,327,600

Net Assets:
Deferred annuity contracts terminable by owners	$4,207,360	$56,143	$6,912,756	$5,327,600

Total net assets	$4,207,360	$56,143	$6,912,756	$5,327,600

Accumulation units outstanding:
M&E—1.40%	1,962,714	3,990	2,857,572	1,906,013

M&E—1.55%	894,347	65,245	565,018	672,750

Accumulation unit value:
M&E—1.40%	$1.475683	$0.813944	$2.022500	$2.070419

M&E—1.55%	$1.465892	$0.810733	$2.005805	$2.053295

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Assets
Investment in securities:
Number of shares	13,706.007	462,455.687	343,282.928	2,556,446.090

Cost	$135,788	$4,339,950	$6,826,059	$2,556,446

Investments in mutual funds, at net asset value	$109,237	$3,510,039	$4,411,186	$2,556,446
Receivable for units sold	—	—	62	27

Total assets	109,237	3,510,039	4,411,248	2,556,473

Liabilities
Payable for units redeemed	—	53	—	—

	$109,237	$3,509,986	$4,411,248	$2,556,473

Net Assets:
Deferred annuity contracts terminable by owners	$109,237	$3,509,986	$4,411,248	$2,556,473

Total net assets	$109,237	$3,509,986	$4,411,248	$2,556,473

Accumulation units outstanding:
M&E—1.40%	73,045	3,157,458	1,714,513	1,311,713

M&E—1.55%	127,664	343,156	278,148	563,246

Accumulation unit value:
M&E—1.40%	$0.545628	$1.003493	$2.216306	$1.366869

M&E—1.55%	$0.543474	$0.995170	$2.197980	$1.355594

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	Alliance Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	81.726	19.041	110.847	8,275.728

Cost	$1,968	$198	$1,872	$175,843

Investments in mutual funds, at net asset value	$1,062	$152	$1,816	$136,467
Receivable for units sold	—	—	—	3

Total assets	1,062	152	1,816	136,470

Liabilities
Payable for units redeemed	—	—	1	—

	$1,062	$152	$1,815	$136,470

Net Assets:
Deferred annuity contracts terminable by owners	$1,062	$152	$1,815	$136,470

Total net assets	$1,062	$152	$1,815	$136,470

Accumulation units outstanding:
M&E—1.40%	1,000	100	2,188	161,708

M&E—1.55%	999	100	100	30,618

Accumulation unit value:
M&E—1.40%	$0.532132	$0.758298	$0.793548	$0.709849

M&E—1.55%	$0.530826	$0.757548	$0.792764	$0.708109

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount
Assets
Investment in securities:
Number of shares	67.365	1,727.054	4,034.575	5,152.187

Cost	$2,049	$36,799	$38,592	$150,693

Investments in mutual funds, at net asset value	$1,165	$26,977	$28,363	$107,938
Receivable for units sold	—	—	—	1

Total assets	1,165	26,977	28,363	107,939

Liabilities
Payable for units redeemed	1	—	—	—

	$1,164	$26,977	$28,363	$107,939

Net Assets:
Deferred annuity contracts terminable by owners	$1,164	$26,977	$28,363	$107,939

Total net assets	$1,164	$26,977	$28,363	$107,939

Accumulation units outstanding:
M&E—1.40%	1,000	1,096	4,822	11,557

M&E—1.55%	999	85,797	36,914	207,744

Accumulation unit value:
M&E—1.40%	$0.583349	$0.284558	$0.681560	$0.446997

M&E—1.55%	$0.581903	$0.310792	$0.679339	$0.494711

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares	178.877	4,456.268	15,386.323	29,656.698

Cost	$1,933	$74,933	$336,971	$646,915

Investments in mutual funds, at net asset value	$1,857	$75,979	$276,184	$533,821
Receivable for units sold	—	1	1	7

Total assets	1,857	75,980	276,185	533,828

Liabilities
Payable for units redeemed	—	—	—	—

	$1,857	$75,980	$276,185	$533,828

Net Assets:
Deferred annuity contracts terminable by owners	$1,857	$75,980	$276,185	$533,828

Total net assets	$1,857	$75,980	$276,185	$533,828

Accumulation units outstanding:
M&E—1.40%	100	82,149	164,615	145,250

M&E—1.55%	2,387	614	225,339	501,489

Accumulation unit value:
M&E—1.40%	$0.747360	$0.918050	$0.709863	$0.827945

M&E—1.55%	$0.746621	$0.917149	$0.707070	$0.824682

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	507.901	2,385.267	32,677.568	7,443.294

Cost	$14,328	$37,011	$624,942	$61,515

Investments in mutual funds, at net asset value	$11,788	$27,765	$568,263	$59,174
Receivable for units sold	1	—	—	13

Total assets	11,789	27,765	568,263	59,187

Liabilities
Payable for units redeemed	—	—	2	—

	$11,789	$27,765	$568,261	$59,187

Net Assets:
Deferred annuity contracts terminable by owners	$11,789	$27,765	$568,261	$59,187

Total net assets	$11,789	$27,765	$568,261	$59,187

Accumulation units outstanding:
M&E—1.40%	10,521	1,000	288,723	73,076

M&E—1.55%	9,262	49,750	316,408	5,983

Accumulation unit value:
M&E—1.40%	$0.596567	$0.549208	$0.941019	$0.748696

M&E—1.55%	$0.595094	$0.547049	$0.937298	$0.747954

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1	481	1	95

Net investment income (loss)	(1)	(481)	(1)	(95)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2	483	2	96
Cost of investments sold	2	515	2	113

Net realized capital gains (losses) on investments	—	(32)	—	(17)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(37)	(2,112)	(24)	(246)

Net change in unrealized appreciation/depreciation of investments	(37)	(2,112)	(24)	(246)

Net realized and unrealized capital gains (losses) on investments	(37)	(2,144)	(24)	(263)

Increase (decrease) in net assets from operations	$(38)	$(2,625)	$(25)	$(358)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$2	$4	$—
Expenses:
Administrative, mortality and expense risk charge	1,527	94	21	1

Net investment income (loss)	(1,527)	(92)	(17)	(1)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,736	2,156	1,566	1
Cost of investments sold	9,285	3,020	1,999	1

Net realized capital gains (losses) on investments	(5,549)	(864)	(433)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(43,599)	(219)	(309)	—
End of period	(81,603)	(1,255)	(671)	(55)

Net change in unrealized appreciation/depreciation of investments	(38,004)	(1,036)	(362)	(55)

Net realized and unrealized capital gains (losses) on investments	(43,553)	(1,900)	(795)	(55)

Increase (decrease) in net assets from operations	$(45,080)	$(1,992)	$(812)	$(56)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$297	$79	$230,831
Expenses:
Administrative, mortality and expense risk charge	8	2,445	252	81,787

Net investment income (loss)	(8)	(2,148)	(173)	149,044

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	12	65,048	4,618	908,550
Cost of investments sold	15	102,916	6,451	1,215,340

Net realized capital gains (losses) on investments	(3)	(37,868)	(1,833)	(306,790)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(52,199)	257	(924,270)
End of period	(87)	(54,805)	(2,992)	(2,213,350)

Net change in unrealized appreciation/depreciation of investments	(87)	(2,606)	(3,249)	(1,289,080)

Net realized and unrealized capital gains (losses) on investments	(90)	(40,474)	(5,082)	(1,595,870)

Increase (decrease) in net assets from operations	$(98)	$(42,622)	$(5,255)	$(1,446,826)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount	Great Companies—AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$146	$936,493	$41	$205
Expenses:
Administrative, mortality and expense risk charge	91	90,861	184	855

Net investment income (loss)	55	845,632	(143)	(650)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10	—	—	—
Proceeds from sales	111	1,061,592	1,648	7,698
Cost of investments sold	121	1,750,411	2,342	8,845

Net realized capital gains (losses) on investments	—	(688,819)	(694)	(1,147)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	59,465	(228)	(53)
End of period	(866)	(3,591,476)	(1,486)	(16,905)

Net change in unrealized appreciation/depreciation of investments	(866)	(3,650,941)	(1,258)	(16,852)

Net realized and unrealized capital gains (losses) on investments	(866)	(4,339,760)	(1,952)	(17,999)

Increase (decrease) in net assets from operations	$(811)	$(3,494,128)	$(2,095)	$(18,649)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Great Companies—Global[2] Subaccount	Great Companies— TechnologySM Subaccount	Janus Balanced (A/T) Subaccount(1)	Janus Global Subaccount
Net investment income (loss)
Income:
Dividends	$1	$—	$—	$2,664
Expenses:
Administrative, mortality and expense risk charge	20	18	1	1,480

Net investment income (loss)	(19)	(18)	(1)	1,184

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	20	18	2	3,026
Cost of investments sold	29	32	2	7,377

Net realized capital gains (losses) on investments	(9)	(14)	—	(4,351)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(401)	(502)	—	(76,548)
End of period	(725)	(1,075)	(10)	(104,853)

Net change in unrealized appreciation/depreciation of investments	(324)	(573)	(10)	(28,305)

Net realized and unrealized capital gains (losses) on investments	(333)	(587)	(10)	(32,656)

Increase (decrease) in net assets from operations	$(352)	$(605)	$(11)	$(31,472)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$8,417	$117
Expenses:
Administrative, mortality and expense risk charge	172,272	9,120	30,240	1,561

Net investment income (loss)	(172,272)	(9,120)	(21,823)	(1,444)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,932,625	101,130	315,613	4,599
Cost of investments sold	3,106,121	181,519	414,350	6,752

Net realized capital gains (losses) on investments	(173,496)	(80,389)	(98,737)	(2,153)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,516,984)	(351,665)	(616,951)	(21,331)
End of period	(8,100,351)	(509,533)	(1,144,086)	(50,985)

Net change in unrealized appreciation/depreciation of investments	(4,583,367)	(157,868)	(527,135)	(29,654)

Net realized and unrealized capital gains (losses) on investments	(4,756,863)	(238,257)	(625,872)	(31,807)

Increase (decrease) in net assets from operations	$(4,929,135)	$(247,377)	$(647,695)	$(33,251)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)
Net investment income (loss)
Income:
Dividends	$6,250	$—	$3,669	$—
Expenses:
Administrative, mortality and expense risk charge	3,670	1,180	2,564	2,376

Net investment income (loss)	2,580	(1,180)	1,105	(2,376)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	2,417	—
Proceeds from sales	35,842	8,856	67,877	6,625
Cost of investments sold	40,189	17,329	78,114	6,435

Net realized capital gains (losses) on investments	(4,347)	(8,473)	(7,820)	190

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(5,782)	(13,859)	1,932	—
End of period	993	(31,829)	(28,700)	17,202

Net change in unrealized appreciation/depreciation of investments	6,775	(17,970)	(30,632)	17,202

Net realized and unrealized capital gains (losses) on investments	2,428	(26,443)	(38,452)	17,392

Increase (decrease) in net assets from operations	$5,008	$(27,623)	$(37,347)	$15,016

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount(1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$982	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,477	27	3,017	792

Net investment income (loss)	(495)	(27)	(3,017)	(792)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	171	—	—	—
Proceeds from sales	37,053	31	3,942	798
Cost of investments sold	46,029	33	7,792	820

Net realized capital gains (losses) on investments	(8,805)	(2)	(3,850)	(22)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	625	—	(41,494)	234
End of period	(24,056)	15	(89,890)	(9,232)

Net change in unrealized appreciation/depreciation of investments	(24,681)	15	(48,396)	(9,466)

Net realized and unrealized capital gains (losses) on investments	(33,486)	13	(52,246)	(9,488)

Increase (decrease) in net assets from operations	$(33,981)	$(14)	$(55,263)	$(10,280)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Net investment income (loss)
Income:
Dividends	$81,528	$300	$90,629	$3,063
Expenses:
Administrative, mortality and expense risk charge	54,086	841	112,837	95,723

Net investment income (loss)	27,442	(541)	(22,208)	(92,660)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	135,961	—
Proceeds from sales	498,518	4,484	1,196,706	1,245,542
Cost of investments sold	503,225	4,768	1,297,091	1,643,189

Net realized capital gains (losses) on investments	(4,707)	(284)	35,576	(397,647)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,553	(28)	(378,616)	(1,569,688)
End of period	158,841	(12,058)	(1,609,697)	(2,987,318)

Net change in unrealized appreciation/depreciation of investments	151,288	(12,030)	(1,231,081)	(1,417,630)

Net realized and unrealized capital gains (losses) on investments	146,581	(12,314)	(1,195,505)	(1,815,277)

Increase (decrease) in net assets from operations	$174,023	$(12,855)	$(1,217,713)	$(1,907,937)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$—	$8,301	$107,445	$31,284
Expenses:
Administrative, mortality and expense risk charge	1,411	62,560	70,152	35,923

Net investment income (loss)	(1,411)	(54,259)	37,293	(4,639)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	41
Proceeds from sales	6,312	3,453,496	640,991	4,233,575
Cost of investments sold	10,991	6,686,653	988,708	4,233,575

Net realized capital gains (losses) on investments	(4,679)	(3,233,157)	(347,717)	41
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(464)	(3,259,876)	(1,741,848)	—
End of period	(26,551)	(829,911)	(2,414,873)	—

Net change in unrealized appreciation/depreciation of investments	(26,087)	2,429,965	(673,025)	—

Net realized and unrealized capital gains (losses) on investments	(30,766)	(803,192)	(1,020,742)	41

Increase (decrease) in net assets from operations	$(32,177)	$(857,451)	$(983,449)	$(4,598)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	Alliance Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$1	$—	$—	$880
Expenses:
Administrative, mortality and expense risk charge	19	1	10	1,885

Net investment income (loss)	(18)	(1)	(10)	(1,005)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	5,410
Proceeds from sales	20	2	14	29,767
Cost of investments sold	30	2	17	38,471

Net realized capital gains (losses) on investments	(10)	—	(3)	(3,294)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(386)	—	—	(1,396)
End of period	(906)	(46)	(56)	(39,376)

Net change in unrealized appreciation/depreciation of investments	(520)	(46)	(56)	(37,980)

Net realized and unrealized capital gains (losses) on investments	(530)	(46)	(59)	(41,274)

Increase (decrease) in net assets from operations	$(548)	$(47)	$(69)	$(42,279)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Alliance Premier Growth Subaccount	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen— Strategic value Subaccount	Janus Aspen— Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$860
Expenses:
Administrative, mortality and expense risk charge	20	335	932	2,409

Net investment income (loss)	(20)	(335)	(932)	(1,549)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	21	335	31,713	41,933
Cost of investments sold	32	951	45,110	69,337

Net realized capital gains (losses) on investments	(11)	(616)	(13,397)	(27,404)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(370)	(3,956)	(5,885)	(18,397)
End of period	(884)	(9,822)	(10,229)	(42,755)

Net change in unrealized appreciation/depreciation of investments	(514)	(5,866)	(4,344)	(24,358)

Net realized and unrealized capital gains (losses) on investments	(525)	(6,482)	(17,741)	(51,762)

Increase (decrease) in net assets from operations	$(545)	$(6,817)	$(18,673)	$(53,311)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$2,425	$8,563
Expenses:
Administrative, mortality and expense risk charge	4	354	4,634	8,833

Net investment income (loss)	(4)	(354)	(2,209)	(270)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	12,341
Proceeds from sales	4	362	86,379	53,771
Cost of investments sold	5	379	117,383	77,170

Net realized capital gains (losses) on investments	(1)	(17)	(31,004)	(11,058)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(59,894)	5,988
End of period	(76)	1,046	(60,787)	(113,094)

Net change in unrealized appreciation/depreciation of investments	(76)	1,046	(893)	(119,082)

Net realized and unrealized capital gains (losses) on investments	(77)	1,029	(31,897)	(130,140)

Increase (decrease) in net assets from operations	$(81)	$675	$(34,106)	$(130,410)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount	Fidelity—VIP Value Strategies Subaccount(1)
Net investment income (loss)
Income:
Dividends	$2	$488	$3,593	$—
Expenses:
Administrative, mortality and expense risk charge	95	694	7,737	274

Net investment income (loss)	(93)	(206)	(4,144)	(274)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	418	30,267	70,221	289
Cost of investments sold	694	45,435	74,531	329

Net realized capital gains (losses) on investments	(276)	(15,168)	(4,310)	(40)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(250)	(12,744)	4,323	—
End of period	(2,540)	(9,246)	(56,679)	(2,341)

Net change in unrealized appreciation/depreciation of investments	(2,290)	3,498	(61,002)	(2,341)

Net realized and unrealized capital gains (losses) on investments	(2,566)	(11,670)	(65,312)	(2,381)

Increase (decrease) in net assets from operations	$(2,659)	$(11,876)	$(69,456)	$(2,655)

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Aggressive Asset Allocation Subaccount		Conservative Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(1)	$—	$(481)	$—
Net realized capital gains (losses) on investments	—	—	(32)	—
Net change in unrealized appreciation/ depreciation of investments	(37)	—	(2,112)	—

Increase (decrease) in net assets from operations	(38)	—	(2,625)	—

Contract transactions
Net contract purchase payments	200	—	200	—
Transfer payments from (to) other subaccounts or general account	(1)	—	76,608	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	199	—	76,808	—

Net increase (decrease) in net assets	161	—	74,183	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$161	$—	$74,183	$—

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Moderate Asset Allocation Subaccount		Moderately Aggressive Asset Allocation Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(1)	$—	$(95)	$—
Net realized capital gains (losses) on investments	—	—	(17)	—
Net change in unrealized appreciation/ depreciation of investments	(24)	—	(246)	—

Increase (decrease) in net assets from operations	(25)	—	(358)	—

Contract transactions
Net contract purchase payments	200	—	200	—
Transfer payments from (to) other subaccounts or general account	(1)	—	20,520	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	199	—	20,720	—

Net increase (decrease) in net assets	174	—	20,362	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$174	$—	$20,362	$—

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alger Aggressive Growth Subaccount		American Century Income & Growth Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(1,527)	$(1,566)	$(92)	$(52)
Net realized capital gains (losses) on investments	(5,549)	(34,447)	(864)	(4)
Net change in unrealized appreciation/ depreciation of investments	(38,004)	14,453	(1,036)	(219)

Increase (decrease) in net assets from operations	(45,080)	(21,560)	(1,992)	(275)

Contract transactions
Net contract purchase payments	—	—	—	2,000
Transfer payments from (to) other
subaccounts or general account	34,487	20,617	2,715	4,760
Contract terminations, withdrawals, and other deductions	(1,389)	(2,172)	(2,058)	—
Contract maintenance charges	(14)	(11)	(4)	—

Increase (decrease) in net assets from contract transactions	33,084	18,434	653	6,760

Net increase (decrease) in net assets	(11,996)	(3,126)	(1,339)	6,485

Net assets:
Beginning of the period	111,317	114,443	6,485	—

End of the period	$99,321	$111,317	$5,146	$6,485

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Year Ended December 31, 2002 and 2001, Except as Noted

	American Century International Subaccount		BlackRock Global Science & Technology Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(17)	$(17)	$(1)	$—
Net realized capital gains (losses) on investments	(433)	(2)	—	—
Net change in unrealized appreciation/ depreciation of investments	(362)	(309)	(55)	—

Increase (decrease) in net assets from operations	(812)	(328)	(56)	—

Contract transactions
Net contract purchase payments	—	1,999	200	—
Transfer payments from (to) other subaccounts or general account	428	(6)	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(1)	—	—	—

Increase (decrease) in net assets from contract transactions	427	1,993	200	—

Net increase (decrease) in net assets	(385)	1,665	144	—

Net assets:
Beginning of the period	1,665	—	—	—

End of the period	$1,280	$1,665	$144	$—

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	BlackRock Mid Cap Growth Subaccount		Capital Guardian Global Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(8)	$—	$(2,148)	$(3,589)
Net realized capital gains (losses) on investments	(3)	—	(37,868)	(18,549)
Net change in unrealized appreciation/ depreciation of investments	(87)	—	(2,606)	(14,051)

Increase (decrease) in net assets from operations	(98)	—	(42,622)	(36,189)

Contract transactions
Net contract purchase payments	200	—	288	14,330
Transfer payments from (to) other subaccounts or general account	2,023	—	(44,018)	7,290
Contract terminations, withdrawals, and other deductions	—	—	(15,214)	(13,187)
Contract maintenance charges	(3)	—	(113)	(107)

Increase (decrease) in net assets from contract transactions	2,220	—	(59,057)	8,326

Net increase (decrease) in net assets	2,122	—	(101,679)	(27,863)

Net assets:
Beginning of the period	—	—	222,399	250,262

End of the period	$2,122	$—	$120,720	$222,399

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(173)	$(193)	$149,044	$(44,747)
Net realized capital gains (losses) on investments	(1,833)	5	(306,790)	439,004
Net change in unrealized appreciation/ depreciation of investments	(3,249)	237	(1,289,080)	(54,219)

Increase (decrease) in net assets from operations	(5,255)	49	(1,446,826)	340,038

Contract transactions
Net contract purchase payments	—	6,098	5,050	53,456
Transfer payments from (to) other subaccounts or general account	(1,625)	12,434	(145,154)	42,509
Contract terminations, withdrawals, and other deductions	—	—	(550,878)	(561,823)
Contract maintenance charges	(28)	(1)	(2,681)	(2,774)

Increase (decrease) in net assets from contract transactions	(1,653)	18,531	(693,663)	(468,632)

Net increase (decrease) in net assets	(6,908)	18,580	(2,140,489)	(128,594)

Net assets:
Beginning of the period	20,594	2,014	6,884,792	7,013,386

End of the period	$13,686	$20,594	$4,744,303	$6,884,792

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Small Cap Value Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$55	$—	$845,632	$(115,293)
Net realized capital gains (losses) on investments	—	—	(688,819)	1,951,100
Net change in unrealized appreciation/depreciation of investments	(866)	—	(3,650,941)	(6,563)

Increase (decrease) in net assets from operations	(811)	—	(3,494,128)	1,829,244

Contract transactions
Net contract purchase payments	200	—	18,987	168,415
Transfer payments from (to) other subaccounts or general account	15,477	—	(31,640)	428,321
Contract terminations, withdrawals, and other deductions	—	—	(582,930)	(770,675)
Contract maintenance charges	(19)	—	(3,435)	(3,675)

Increase (decrease) in net assets from contract transactions	15,658	—	(599,018)	(177,614)

Net increase (decrease) in net assets	14,847	—	(4,093,146)	1,651,630

Net assets:
Beginning of the period	—	—	8,712,645	7,061,015

End of the period	$14,847	$—	$4,619,499	$8,712,645

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Gabelli Global Growth Subaccount		Great Companies—AmericaSM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(143)	$(48)	$(650)	$(18)
Net realized capital gains (losses) on investments	(694)	(8)	(1,147)	(1)
Net change in unrealized appreciation/depreciation of investments	(1,258)	(116)	(16,852)	(53)

Increase (decrease) in net assets from operations	(2,095)	(172)	(18,649)	(72)

Contract transactions
Net contract purchase payments	—	1,250	—	2,000
Transfer payments from (to) other subaccounts or general account	12,112	7,650	97,335	3,974
Contract terminations, withdrawals, and other deductions	—	—	(6,828)	—
Contract maintenance charges	(17)	(1)	(15)	—

Increase (decrease) in net assets from contract transactions	12,095	8,899	90,492	5,974

Net increase (decrease) in net assets	10,000	8,727	71,843	5,902

Net assets:
Beginning of the period	10,603	1,876	5,902	—

End of the period	$20,603	$10,603	$77,745	$5,902

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Great Companies—Global[2] Subaccount		Great Companies TechnologySM Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(19)	$(24)	$(18)	$(16)
Net realized capital gains (losses) on investments	(9)	(5)	(14)	(5)
Net change in unrealized appreciation/depreciation of investments	(324)	(314)	(573)	(502)

Increase (decrease) in net assets from operations	(352)	(343)	(605)	(523)

Contract transactions
Net contract purchase payments	—	—	—	2,000
Transfer payments from (to) other subaccounts or general account	—	—	2	70
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(1)	(1)	(1)	—

Increase (decrease) in net assets from contract transactions	(1)	(1)	1	2,070

Net increase (decrease) in net assets	(353)	(344)	(604)	1,547

Net assets:
Beginning of the period	1,556	1,900	1,547	—

End of the period	$1,203	$1,556	$943	$1,547

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Balanced (A/T) Subaccount		Janus Global Subaccount
	2002(1)	2001	2002	2001
Operations
Net investment income (loss)	$(1)	$—	$1,184	$(725)
Net realized capital gains (losses) on investments	—	—	(4,351)	(38,413)
Net change in unrealized appreciation/depreciation of investments	(10)	—	(28,305)	(5,137)

Increase (decrease) in net assets from operations	(11)	—	(31,472)	(44,275)

Contract transactions
Net contract purchase payments	200	—	—	—
Transfer payments from (to) other subaccounts or general account	(1)	—	5,839	32,246
Contract terminations, withdrawals, and other deductions	—	—	(1,524)	(27,368)
Contract maintenance charges	—	—	(23)	(32)

Increase (decrease) in net assets from contract transactions	199	—	4,292	4,846

Net increase (decrease) in net assets	188	—	(27,180)	(39,429)

Net assets:
Beginning of the period	—	—	116,402	155,831

End of the period	$188	$—	$89,222	$116,402

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Growth II (A/T) Subaccount		Jennison Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(172,272)	$(287,203)	$(9,120)	$6,066
Net realized capital gains (losses) on investments	(173,496)	1,575,821	(80,389)	(72,905)
Net change in unrealized appreciation/depreciation of investments	(4,583,367)	(9,272,988)	(157,868)	(166,064)

Increase (decrease) in net assets from operations	(4,929,135)	(7,984,370)	(247,377)	(232,903)

Contract transactions
Net contract purchase payments	33,295	317,754	1,610	6,533
Transfer payments from (to) other subaccounts or general account	(1,894,080)	(1,049,350)	(61,877)	(72,139)
Contract terminations, withdrawals, and other deductions	(845,886)	(1,668,466)	(14,474)	(58,997)
Contract maintenance charges	(7,574)	(10,493)	(416)	(470)

Increase (decrease) in net assets from contract transactions	(2,714,245)	(2,410,555)	(75,157)	(125,073)

Net increase (decrease) in net assets	(7,643,380)	(10,394,925)	(322,534)	(357,976)

Net assets:
Beginning of the period	16,760,507	27,155,432	813,669	1,171,645

End of the period	$9,117,127	$16,760,507	$491,135	$813,669

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(21,823)	$(24,228)	$(1,444)	$(881)
Net realized capital gains (losses) on investments	(98,737)	(64,045)	(2,153)	(7,312)
Net change in unrealized appreciation/depreciation of investments	(527,135)	(398,075)	(29,654)	(14,405)

Increase (decrease) in net assets from operations	(647,695)	(486,348)	(33,251)	(22,598)

Contract transactions
Net contract purchase payments	5,453	35,016	1	27,182
Transfer payments from (to) other subaccounts or general account	(176,333)	(252,284)	16	57,773
Contract terminations, withdrawals, and other deductions	(93,191)	(171,733)	(3,035)	(7,334)
Contract maintenance charges	(1,434)	(1,488)	(4)	(1)

Increase (decrease) in net assets from contract transactions	(265,505)	(390,489)	(3,022)	77,620

Net increase (decrease) in net assets	(913,200)	(876,837)	(36,273)	55,022

Net assets:
Beginning of the period	2,591,355	3,468,192	124,853	69,831

End of the period	$1,678,155	$2,591,355	$88,580	$124,853

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS High Yield Subaccount		PBHG Mid Cap Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$2,580	$3,818	$(1,180)	$(582)
Net realized capital gains (losses) on investments	(4,347)	(538)	(8,473)	(10,686)
Net change in unrealized appreciation/ depreciation of investments	6,775	(1,622)	(17,970)	(5,071)

Increase (decrease) in net assets from operations	5,008	1,658	(27,623)	(16,339)

Contract transactions
Net contract purchase payments	121,517	2,477	67,500	27,180
Transfer payments from (to) other subaccounts or general account	90,321	37,916	5,357	6,044
Contract terminations, withdrawals, and other deductions	(14,812)	(6,596)	(6,634)	—
Contract maintenance charges	(100)	(77)	(14)	(6)

Increase (decrease) in net assets from contract transactions	196,926	33,720	66,209	33,218

Net increase (decrease) in net assets	201,934	35,378	38,586	16,879

Net assets:
Beginning of the period	118,842	83,464	37,654	20,775

End of the period	$320,776	$118,842	$76,240	$37,654

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	PBHG/NWQ Value Select Subaccount		PIMCO Total Return Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$1,105	$(1,135)	$(2,376)	$—
Net realized capital gains (losses) on investments	(7,820)	(624)	190	—
Net change in unrealized appreciation/ depreciation of investments	(30,632)	1,441	17,202	—

Increase (decrease) in net assets from operations	(37,347)	(318)	15,016	—

Contract transactions
Net contract purchase payments	—	79,608	2,400	—
Transfer payments from (to) other subaccounts or general account	15,193	90,830	489,064	—
Contract terminations, withdrawals, and other deductions	(11,521)	(1,219)	(4,987)	—
Contract maintenance charges	(106)	(26)	(184)	—

Increase (decrease) in net assets from contract transactions	3,566	169,193	486,293	—

Net increase (decrease) in net assets	(33,781)	168,875	501,309	—

Net assets:
Beginning of the period	183,561	14,686	—	—

End of the period	$149,780	$183,561	$501,309	$—

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(495)	$423	$(27)	$—
Net realized capital gains (losses) on investments	(8,805)	(619)	(2)	—
Net change in unrealized appreciation/ depreciation of investments	(24,681)	396	15	—

Increase (decrease) in net assets from operations	(33,981)	200	(14)	—

Contract transactions
Net contract purchase payments	—	28,431	200	—
Transfer payments from (to) other subaccounts or general account	6,889	61,989	12,597	—
Contract terminations, withdrawals, and other deductions	—	(7,554)	—	—
Contract maintenance charges	(44)	(17)	(3)	—

Increase (decrease) in net assets from contract transactions	6,845	82,849	12,794	—

Net increase (decrease) in net assets	(27,136)	83,049	12,780	—

Net assets:
Beginning of the period	105,284	22,235	—	—

End of the period	$78,148	$105,284	$12,780	$—

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(3,017)	$(3,106)	$(792)	$(19)
Net realized capital gains (losses) on investments	(3,850)	(17,929)	(22)	—
Net change in unrealized appreciation/depreciation of investments	(48,396)	(8,121)	(9,466)	234

Increase (decrease) in net assets from operations	(55,263)	(29,156)	(10,280)	215

Contract transactions
Net contract purchase payments	—	153,260	1	2,000
Transfer payments from (to) other subaccounts or general account	16,172	(5,145)	140,463	—
Contract terminations, withdrawals, and other deductions	(895)	(1,160)	(1)	—
Contract maintenance charges	(32)	(22)	(1)	—

Increase (decrease) in net assets from contract transactions	15,245	146,933	140,462	2,000

Net increase (decrease) in net assets	(40,018)	117,777	130,182	2,215

Net assets:
Beginning of the period	232,340	114,563	2,215	—

End of the period	$192,322	$232,340	$132,397	$2,215

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Transamerica U.S. Government Securities Subaccount		T.Rowe Price Dividend Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$27,442	$120,727	$(541)	$(335)
Net realized capital gains (losses) on investments	(4,707)	1,931	(284)	(773)
Net change in unrealized appreciation/depreciation of investments	151,288	(18,575)	(12,030)	(299)

Increase (decrease) in net assets from operations	174,023	104,083	(12,855)	(1,407)

Contract transactions
Net contract purchase payments	276,168	11,928	1,200	1
Transfer payments from (to) other subaccounts or general account	621,440	1,383,635	23,894	40,734
Contract terminations, withdrawals, and other deductions	(244,175)	(717,958)	(3,885)	—
Contract maintenance charges	(1,252)	(958)	(23)	(10)

Increase (decrease) in net assets from contract transactions	652,181	676,647	21,186	40,725

Net increase (decrease) in net assets	826,204	780,730	8,331	39,318

Net assets:
Beginning of the period	3,381,156	2,600,426	47,812	8,494

End of the period	$4,207,360	$3,381,156	$56,143	$47,812

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T.Rowe Price Equity Income Subaccount		T.Rowe Price Growth Stock Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(22,208)	$34,449	$(92,660)	$(124,867)
Net realized capital gains (losses) on investments	35,576	784,103	(397,647)	1,590,737
Net change in unrealized appreciation/depreciation of investments	(1,231,081)	(761,806)	(1,417,630)	(2,648,485)

Increase (decrease) in net assets from operations	(1,217,713)	56,746	(1,907,937)	(1,182,615)

Contract transactions
Net contract purchase payments	71,840	232,674	23,518	106,097
Transfer payments from (to) other subaccounts or general account	(218,560)	350,871	(831,060)	66,833
Contract terminations, withdrawals, and other deductions	(458,361)	(512,783)	(235,343)	(827,665)
Contract maintenance charges	(3,565)	(3,376)	(2,946)	(3,321)

Increase (decrease) in net assets from contract transactions	(608,646)	67,386	(1,045,831)	(658,056)

Net increase (decrease) in net assets	(1,826,359)	124,132	(2,953,768)	(1,840,671)

Net assets:
Beginning of the period	8,739,115	8,614,983	8,281,368	10,122,039

End of the period	$6,912,756	$8,739,115	$5,327,600	$8,281,368

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	T.Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(1,411)	$(503)	$(54,259)	$(91,282)
Net realized capital gains (losses) on investments	(4,679)	(1,104)	(3,233,157)	1,309,170
Net change in unrealized appreciation/ depreciation of investments	(26,087)	2,459	2,429,965	(3,128,258)

Increase (decrease) in net assets from operations	(32,177)	852	(857,451)	(1,910,370)

Contract transactions
Net contract purchase payments	17,500	29,699	3,895	59,695
Transfer payments from (to) other subaccounts or general account	52,814	22,409	(859,139)	(205,708)
Contract terminations, withdrawals, and other deductions	(993)	(392)	(413,658)	(418,292)
Contract maintenance charges	(27)	(11)	(2,332)	(2,724)

Increase (decrease) in net assets from contract transactions	69,294	51,705	(1,271,234)	(567,029)

Net increase (decrease) in net assets	37,117	52,557	(2,128,685)	(2,477,399)

Net assets:
Beginning of the period	72,120	19,563	5,638,671	8,116,070

End of the period	$109,237	$72,120	$3,509,986	$5,638,671

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Asset Allocation Subaccount		Van Kampen Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$37,293	$35,094	$(4,639)	$60,286
Net realized capital gains (losses) on investments	(347,717)	543,381	41	—
Net change in unrealized appreciation/depreciation of investments	(673,025)	(1,158,882)	—	—

Increase (decrease) in net assets from operations	(983,449)	(580,407)	(4,598)	60,286

Contract transactions
Net contract purchase payments	5,951	12,217	134,700	42,151
Transfer payments from (to) other subaccounts or general account	(142,494)	122,684	1,381,133	1,199,581
Contract terminations, withdrawals, and other deductions	(304,136)	(560,783)	(1,488,836)	(956,004)
Contract maintenance charges	(2,485)	(2,564)	(973)	(639)

Increase (decrease) in net assets from contract transactions	(443,164)	(428,446)	26,024	285,089

Net increase (decrease) in net assets	(1,426,613)	(1,008,853)	21,426	345,375

Net assets:
Beginning of the period	5,837,861	6,846,714	2,535,047	2,189,672

End of the period	$4,411,248	$5,837,861	$2,556,473	$2,535,047

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Emerging Growth Subaccount		AIM V.I. Basic Value Subaccount
	2002	2001(1)	2002(1)	2001
Operations
Net investment income (loss)	$(18)	$(16)	$(1)	$—
Net realized capital gains (losses) on investments	(10)	27	—	—
Net change in unrealized appreciation/depreciation of investments	(520)	(386)	(46)	—

Increase (decrease) in net assets from operations	(548)	(375)	(47)	—

Contract transactions
Net contract purchase payments	—	2,001	200	—
Transfer payments from (to) other subaccounts or general account	—	(15)	(1)	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(1)	—	—	—

Increase (decrease) in net assets from contract transactions	(1)	1,986	199	—

Net increase (decrease) in net assets	(549)	1,611	152	—

Net assets:
Beginning of the period	1,611	—	—	—

End of the period	$1,062	$1,611	$152	$—

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		Alliance Growth & Income Subaccount
	2002(1)	2001	2002	2001(1)
Operations
Net investment income (loss)	$(10)	$—	$(1,005)	$(578)
Net realized capital gains (losses) on investments	(3)	—	(3,294)	(2,269)
Net change in unrealized appreciation/depreciation of investments	(56)	—	(37,980)	(1,396)

Increase (decrease) in net assets from operations	(69)	—	(42,279)	(4,243)

Contract transactions
Net contract purchase payments	200	—	—	14,087
Transfer payments from (to) other subaccounts or general account	1,688	—	91,783	89,307
Contract terminations, withdrawals, and other deductions	—	—	(7,180)	(4,949)
Contract maintenance charges	(4)	—	(52)	(4)

Increase (decrease) in net assets from contract transactions	1,884	—	84,551	98,441

Net increase (decrease) in net assets	1,815	—	42,272	94,198

Net assets:
Beginning of the period	—	—	94,198	—

End of the period	$1,815	$—	$136,470	$94,198

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alliance Premier Growth Subaccount		Janus Aspen—Aggressive Growth Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(20)	$(17)	$(335)	$(133)
Net realized capital gains (losses) on investments	(11)	95	(616)	(106)
Net change in unrealized appreciation/depreciation of investments	(514)	(370)	(5,866)	(3,254)

Increase (decrease) in net assets from operations	(545)	(292)	(6,817)	(3,493)

Contract transactions
Net contract purchase payments	—	2,000	1	1
Transfer payments from (to) other subaccounts or general account	1	1	18,471	14,191
Contract terminations, withdrawals, and other deductions	—	—	(1)	—
Contract maintenance charges	(1)	—	—	(1)

Increase (decrease) in net assets from contract transactions	—	2,001	18,471	14,191

Net increase (decrease) in net assets	(545)	1,709	11,654	10,698

Net assets:
Beginning of the period	1,709	—	15,323	4,625

End of the period	$1,164	$1,709	$26,977	$15,323

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Aspen—Strategic Value Subaccount		Janus Aspen—Worldwide Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(932)	$(715)	$(1,549)	$(1,556)
Net realized capital gains (losses) on investments	(13,397)	(63)	(27,404)	(1,068)
Net change in unrealized appreciation/depreciation of investments	(4,344)	(5,971)	(24,358)	(17,964)

Increase (decrease) in net assets from operations	(18,673)	(6,749)	(53,311)	(20,588)

Contract transactions
Net contract purchase payments	—	—	3,000	98,932
Transfer payments from (to) other subaccounts or general account	(19,477)	46,364	(24,576)	96,137
Contract terminations, withdrawals, and other deductions	(5,575)	(133)	(3,148)	—
Contract maintenance charges	(15)	(14)	(26)	(7)

Increase (decrease) in net assets from contract transactions	(25,067)	46,217	(24,750)	195,062

Net increase (decrease) in net assets	(43,740)	39,468	(78,061)	174,474

Net assets:
Beginning of the period	72,103	32,635	186,000	11,526

End of the period	$28,363	$72,103	$107,939	$186,000

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2002(1)	2001	2002(1)	2001
Operations
Net investment income (loss)	$(4)	$—	$(354)	$—
Net realized capital gains (losses) on investments	(1)	—	(17)	—
Net change in unrealized appreciation/depreciation of investments	(76)	—	1,046	—

Increase (decrease) in net assets from operations	(81)	—	675	—

Contract transactions
Net contract purchase payments	200	—	200	—
Transfer payments from (to) other subaccounts or general account	1,738	—	75,112	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	(7)	—

Increase (decrease) in net assets from contract transactions	1,938	—	75,305	—

Net increase (decrease) in net assets	1,857	—	75,980	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,857	$—	$75,980	$—

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Contrafund® Subaccount		Fidelity —VIP Equity-Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(2,209)	$(2,511)	$(270)	$(3,540)
Net realized capital gains (losses) on investments	(31,004)	(2,153)	(11,058)	1,125
Net change in unrealized appreciation/depreciation of investments	(893)	(41,218)	(119,082)	4,304

Increase (decrease) in net assets from operations	(34,106)	(45,882)	(130,410)	1,889

Contract transactions
Net contract purchase payments	24,775	418	4,200	142,168
Transfer payments from (to) other subaccounts or general account	(187)	87,015	108,071	359,097
Contract terminations, withdrawals, and other deductions	(34,133)	(30,596)	(3,303)	—
Contract maintenance charges	(35)	(27)	(106)	(40)

Increase (decrease) in net assets from contract transactions	(9,580)	56,810	108,862	501,225

Net increase (decrease) in net assets	(43,686)	10,928	(21,548)	503,114

Net assets:
Beginning of the period	319,871	308,943	555,376	52,262

End of the period	$276,185	$319,871	$533,828	$555,376

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Growth Subaccount		Fidelity—VIP Growth Opportunities Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(93)	$(17)	$(206)	$(767)
Net realized capital gains (losses) on investments	(276)	(3)	(15,168)	(12,163)
Net change in unrealized appreciation/depreciation of investments	(2,290)	(250)	3,498	360

Increase (decrease) in net assets from operations	(2,659)	(270)	(11,876)	(12,570)

Contract transactions
Net contract purchase payments	1,200	2,000	—	3,454
Transfer payments from (to) other subaccounts or general account	11,846	5	3,248	(10,045)
Contract terminations, withdrawals, and other deductions	(324)	—	(29,780)	—
Contract maintenance charges	(9)	—	(57)	(45)

Increase (decrease) in net assets from contract transactions	12,713	2,005	(26,589)	(6,636)

Net increase (decrease) in net assets	10,054	1,735	(38,465)	(19,206)

Net assets:
Beginning of the period	1,735	—	66,230	85,436

End of the period	$11,789	$1,735	$27,765	$66,230

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Mid Cap Subaccount		Fidelity—VIP Value Strategies Subaccount
	2002	2001	2002(1)	2001
Operations
Net investment income (loss)	$(4,144)	$(5,768)	$(274)	$—
Net realized capital gains (losses) on investments	(4,310)	(4,652)	(40)	—
Net change in unrealized appreciation/ depreciation of investments	(61,002)	(4,551)	(2,341)	—

Increase (decrease) in net assets from operations	(69,456)	(14,971)	(2,655)	—

Contract transactions
Net contract purchase payments	2,438	35,549	200	—
Transfer payments from (to) other subaccounts or general account	285,582	102,682	61,642	—
Contract terminations, withdrawals, and other deductions	(75,938)	(31,755)	—	—
Contract maintenance charges	(207)	(153)	—	—

Increase (decrease) in net assets from contract transactions	211,875	106,323	61,842	—

Net increase (decrease) in net assets	142,419	91,352	59,187	—

Net assets:
Beginning of the period	425,842	334,490	—	—

End of the period	$568,261	$425,842	$59,187	$—

See accompanying notes.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

The AUSA Life Insuarnce Company, Inc. Separate Account VA BNY (the Mutual Fund Account) is a segregated investment account of AUSA Life Insurance Company, Inc. (AUSA), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts is available to contract owners of AUSA Landmark Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	PBHG/NWQ Value Select
Conservative Asset Allocation	PIMCO Total Return
Moderate Asset Allocation	Salomon All Cap
Moderately Aggressive Asset Allocation	Transamerica Convertible Securities
Alger Aggressive Growth	Transamerica Equity
American Century Income & Growth	Transamerica Growth Opportunities
American Century International	Transamerica U.S. Government Securities
BlackRock Global Science & Technology	T. Rowe Price Dividend Growth
BlackRock Mid Cap Growth	T. Rowe Price Equity Income
Capital Guardian Global	T. Rowe Price Growth Stock
Capital Guardian U.S. Equity	T. Rowe Price Small Cap
Capital Guardian Value	Van Kampen Active International Allocation
Clarion Real Estate Securities	Van Kampen Asset Allocation
Dreyfus Small Cap Value	Van Kampen Money Market
Gabelli Global Growth	Van Kampen Emerging Growth
Great Companies—AmericaSM	AIM Variable Insurance Funds—Series II Shares:
Great Companies—Global[2]	AIM V.I. Basic Value Fund
Great Companies—TechnologySM	AIM V.I. Capital Appreciation Fund
Janus Balanced (A/T)	Alliance Variable Products Series Fund, Inc.—Class B:
Janus Global	Alliance Growth & Income Portfolio
Janus Growth II (A/T)	Alliance Premier Growth Portfolio
Jennison Growth	Janus Aspen Series—Service Shares:
J.P. Morgan Enhanced Index	Janus Aspen—Aggressive Growth Portfolio
Marsico Growth	Janus Aspen—Strategic Value Portfolio
MFS High Yield	Janus Aspen—Worldwide Growth Portfolio
PBHG Mid Cap Growth

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

MFS® Variable Insurance TrustSM:
MFS New Discovery Series
MFS Total Return Series
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity—VIP Contrafund® Portfolio
Fidelity—VIP Equity-Income Portfolio
Fidelity—VIP Growth Portfolio
Fidelity—VIP Growth Opportunities Portfolio
Fidelity—VIP Mid Cap Portfolio
Fidelity—VIP Value Strategies Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Asset Allocation	May 1, 2002
BlackRock Global Science & Technology	May 1, 2002
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity—VIP Value Strategies	May 1, 2002
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
Great Companies—AmericaSM	May 1, 2001
Great Companies—TechnologySM	May 1, 2001
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
Alliance Growth & Income	May 1, 2001
Alliance Premier Growth	May 1, 2001
Fidelity VIP—Growth	May 1, 2001

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
Capital Guardian Global	Capital Guardian Global Portfolio
Capital Guardian U.S. Equity	Capital Guardian U.S. Equity Portfolio
Capital Guardian Value	Capital Guardian Value Portfolio
Dreyfus Small Cap Value	Dreyfus Small Cap Value Portfolio
J.P. Morgan Enhanced Index	Endeavor Enhanced Index Portfolio
Janus Growth II (A/T)	Endeavor Janus Growth Portfolio
Jennison Growth	Jennison Growth Portfolio
MFS High Yield	Endeavor High Yield Portfolio
PBHG Mid Cap Growth	Pilgrim Baxter Mid Cap Growth
PBHG/NWQ Value Select	NWQ Value Equity
T. Rowe Price Equity Income	T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock	T. Rowe Price Growth Stock Portfolio
Transamerica Equity	Transamerica VIF Growth Portfolio
Transamerica Growth Opportunities	Transamerica VIF Small Company Portfolio
Transamerica U.S. Government Securities	Dreyfus U.S. Government Securities Portfolio
Van Kampen Active International Allocation	T. Rowe Price International Stock Portfolio
Van Kampen Asset Allocation	Endeavor Asset Allocation Portfolio
Van Kampen Money Market	Endeavor Money Market Portfolio
Marsico Growth	Goldman Sachs Growth

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Janus Global	September 1, 2000
Marsico Growth	May 1, 2001
T. Rowe Price Dividend Growth	May 1, 2001
Janus Aspen—Strategic Value	May 1, 2001
Fidelity—VIP Growth Opportunities	May 1, 2001
Dreyfus Small Cap Value	July 1, 2002

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

As of May 1, 2002, Endeavor Series Trust and Transamerica Variable Insurance Fund, Inc. merged with AEGON/Transamerica Series Fund, Inc.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for The Landmark Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	$200	$2
Conservative Asset Allocation	76,810	483
Moderate Asset Allocation	200	2
Moderately Aggressive Asset Allocation	20,720	96
Alger Aggressive Growth	35,298	3,736
American Century Income & Growth	2,717	2,156
American Century International	1,974	1,566
BlackRock Global Science & Technology	199	1
BlackRock Mid Cap Growth	2,224	12
Capital Guardian Global	3,839	65,048
Capital Guardian U.S. Equity	2,792	4,618
Capital Guardian Value	363,757	908,550
Clarion Real Estate Securities	15,835	111
Dreyfus Small Cap Value	1,307,790	1,061,592
Gabelli Global Growth	13,600	1,648
Great Companies—AmericaSM	97,538	7,698
Great Companies—Global[2]	—	20
Great Companies—TechnologySM	1	18
Janus Balanced (A/T)	200	2
Janus Global	8,500	3,026
Janus Growth II (A/T)	45,663	2,932,625
Jennison Growth	16,835	101,130
J.P. Morgan Enhanced Index	28,233	315,613
Marsico Growth	131	4,599
MFS High Yield	235,348	35,842
PBHG Mid Cap Growth	73,892	8,856
PBHG/NWQ Value Select	74,958	67,877
PIMCO Total Return	490,545	6,625
Salomon All Cap	43,568	37,053
Transamerica Convertible Securities	12,798	31
Transamerica Equity	16,162	3,942

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities	$140,468	$798
Transamerica U.S. Government Securities	1,178,160	498,518
T. Rowe Price Dividend Growth	25,130	4,484
T. Rowe Price Equity Income	701,640	1,196,706
T. Rowe Price Growth Stock	106,866	1,245,542
T. Rowe Price Small Cap	74,193	6,312
Van Kampen Active International Allocation	2,127,889	3,453,496
Van Kampen Asset Allocation	235,041	640,991
Van Kampen Money Market	4,255,777	4,233,575
Van Kampen Emerging Growth	1	20
AIM Variable Insurance Funds—Series II Shares:
AIM V.I. Basic Value Fund	200	2
AIM V.I. Capital Appreciation Fund	1,889	14
Alliance Variable Products Series Fund, Inc.—Class B:
Alliance Growth & Income Portfolio	118,724	29,767
Alliance Premier Growth Portfolio	1	21
Janus Aspen Series—Service Shares:
Janus Aspen—Aggressive Growth Portfolio	18,473	335
Janus Aspen—Strategic Value Portfolio	5,718	31,713
Janus Aspen—Worldwide Growth Portfolio	15,628	41,933
MFS® Variable Insurance TrustSM:
MFS New Discovery Series	1,938	4
MFS Total Return Series	75,312	362
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity—VIP Contrafund® Portfolio	74,584	86,379
Fidelity—VIP Equity-Income Portfolio	174,689	53,771
Fidelity—VIP Growth Portfolio	13,037	418
Fidelity—VIP Growth Opportunities Portfolio	3,479	30,267
Fidelity—VIP Mid Cap Portfolio	277,948	70,221
Fidelity—VIP Value Strategies Portfolio	61,844	289

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)	Alger Aggressive Growth Subaccount
Units outstanding at January 1, 2001	—	—	—	—	164,000
Units purchased	—	—	—	—	7,976
Units redeemed and transferred	—	—	—	—	21,873

Units outstanding at December 31, 2001	—	—	—	—	193,849
Units purchased	202	202	202	202	—
Units redeemed and transferred	(2)	82,500	(2)	24,041	73,783

Units outstanding at December 31, 2002	200	82,702	200	24,243	267,632

	American Century Income & Growth Subaccount(1)	American Century International Subaccount(1)	BlackRock Global Science & Technology Subaccount(1)	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount
Units outstanding at January 1, 2001	—	—	—	—	195,880
Units purchased	6,913	2,002	—	—	11,299
Units redeemed and transferred	(2)	(2)	—	—	(10,102)

Units outstanding at December 31, 2001	6,911	2,000	—	—	197,077
Units purchased	—	—	202	202	265
Units redeemed and transferred	(5)	(1)	(2)	2,597	(62,432)

Units outstanding at December 31, 2002	6,906	1,999	200	2,799	134,910

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount
Units outstanding at January 1, 2001	2,272	3,185,019	—	2,831,004	2,000
Units purchased	12,642	26,349	—	63,939	1,378
Units redeemed and transferred	9,468	(237,467)	—	(143,498)	9,377

Units outstanding at December 31, 2001	24,382	2,973,901	—	2,751,445	12,755
Units purchased	—	6,005	202	8,191	—
Units redeemed and transferred	(2,805)	(358,972)	15,766	(315,332)	17,270

Units outstanding at December 31, 2002	21,577	2,620,934	15,968	2,444,304	30,025

	Great Companies—AmericaSM Subaccount(1)	Great Companies— Global[2] Subaccount	Great Companies— TechnologySM Subaccount(1)	Janus Balanced (A/T) Subaccount(1)	Janus Global Subaccount
Units outstanding at January 1, 2001	—	2,000	—	—	200,394
Units purchased	2,002	—	2,002	—	—
Units redeemed and transferred	4,003	(1)	(2)	—	(3,444)

Units outstanding at December 31, 2001	6,005	1,999	2,000	—	196,950
Units purchased	—	—	—	202	—
Units redeemed and transferred	95,112	(1)	(1)	(2)	10,155

Units outstanding at December 31, 2002	101,117	1,998	1,999	200	207,105

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Janus Growth II (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2001	779,682	1,084,269	2,151,120	76,274	89,131
Units purchased	11,876	8,619	25,305	36,328	7,502
Units redeemed and transferred	(106,505)	(154,923)	(323,681)	48,598	27,505

Units outstanding at December 31, 2001	685,053	937,965	1,852,744	161,200	124,138
Units purchased	2,877	2,265	4,962	—	130,420
Units redeemed and transferred	(142,872)	(110,890)	(243,100)	(4,329)	78,588

Units outstanding at December 31, 2002	545,058	829,340	1,614,606	156,871	333,146

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount(1)
Units outstanding at January 1, 2001	26,274	13,577	—	21,551	—
Units purchased	38,080	77,228	—	27,853	—
Units redeemed and transferred	11,130	84,527	—	52,001	—

Units outstanding at December 31, 2001	75,484	175,332	—	101,405	—
Units purchased	151,139	—	2,325	—	202
Units redeemed and transferred	(9,719)	(6,156)	474,216	48	13,641

Units outstanding at December 31, 2002	216,904	169,176	476,541	101,453	13,843

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount(1)	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount
Units outstanding at January 1, 2001	137,939	—	1,907,104	7,902	3,692,331
Units purchased	218,424	2,002	9,332	1	106,339
Units redeemed and transferred	(11,471)	(2)	476,764	39,222	(79,679)

Units outstanding at December 31, 2001	344,892	2,000	2,393,200	47,125	3,718,991
Units purchased	—	—	197,204	1,365	34,958
Units redeemed and transferred	27,746	139,465	266,657	20,744	(331,359)

Units outstanding at December 31, 2002	372,638	141,465	2,857,061	69,234	3,422,590

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount
Units outstanding at January 1, 2001	3,303,872	22,891	5,032,663	2,335,928	1,638,765
Units purchased	38,491	48,980	48,328	5,430	30,964
Units redeemed and transferred	(292,526)	23,049	(477,357)	(167,139)	187,572

Units outstanding at December 31, 2001	3,049,837	94,920	4,603,634	2,174,219	1,857,301
Units purchased	9,267	35,129	17,005	2,540	98,412
Units redeemed and transferred	(480,341)	70,661	(1,120,025)	(184,099)	(80,754)

Units outstanding at December 31, 2002	2,578,763	200,710	3,500,614	1,992,660	1,874,959

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Basic Value Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	Alliance Growth & Income Subaccount(1)	Alliance Premier Growth Subaccount(1)
Units outstanding at January 1, 2001	—	—	—	—	—
Units purchased	2,002	—	—	21,729	2,002
Units redeemed and transferred	(2)	—	—	80,052	(2)

Units outstanding at December 31, 2001	2,000	—	—	101,781	2,000
Units purchased	—	202	202	—	—
Units redeemed and transferred	(1)	(2)	2,086	90,545	(1)

Units outstanding at December 31, 2002	1,999	200	2,288	192,326	1,999

	Janus Aspen— Aggressive Growth Subaccount	Janus Aspen—Strategic Value Subaccount	Janus Aspen— Worldwide Growth Subaccount	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)
Units outstanding at January 1, 2001	6,362	32,679	13,693	—	—
Units purchased	—	—	136,911	—	—
Units redeemed and transferred	28,629	47,343	125,582	—	—

Units outstanding at December 31, 2001	34,991	80,022	276,186	—	—
Units purchased	—	—	5,108	202	202
Units redeemed and transferred	51,902	(38,286)	(61,993)	2,285	82,561

Units outstanding at December 31, 2002	86,893	41,736	219,301	2,487	82,763

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount(1)	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount
Units outstanding at January 1, 2001	335,111	48,244	—	100,762	300,322
Units purchased	6,407	144,868	2,002	5,500	38,156
Units redeemed and transferred	60,922	356,175	(2)	(13,307)	63,879

Units outstanding at December 31, 2001	402,440	549,287	2,000	92,955	402,357
Units purchased	31,575	4,585	1,784	—	2,504
Units redeemed and transferred	(44,061)	92,867	16,000	(42,205)	200,269

Units outstanding at December 31, 2002	389,954	646,739	19,784	50,750	605,130

Fidelity—VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2001	—
Units purchased	—
Units redeemed and transferred	—

Units outstanding at December 31, 2001	—
Units purchased	202
Units redeemed and transferred	78,857

Units outstanding at December 31, 2002	79,059

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Aggressive Asset Allocation	12/31/2002	(1)	200	$0.80 to $0.81	$161	0.00%	1.40% to 1.55%	(19.54)% to (19.46)%
Conservative Asset Allocation	12/31/2002	(1)	82,702	0.90 to 0.90	74,183	0.00	1.40 to 1.55	(10.39) to (10.30)
Moderate Asset Allocation	12/31/2002	(1)	200	0.87 to 0.87	174	0.00	1.40 to 1.55	(13.24) to (13.15)
Moderately Aggressive Asset Allocation	12/31/2002	(1)	24,243	0.84 to 0.84	20,362	0.00	1.40 to 1.55	(16.09) to (16.01)
Alger Aggressive Growth	12/31/2002 12/31/2001		267,632 193,849	0.37 to 0.37 0.57 to 0.58	99,321 111,317	0.00 0.00	1.40 to 1.55 1.40 to 1.55	(35.40) to (35.30) (17.74) to (17.62)
American Century Income & Growth	12/31/2002 12/31/2001	(1)	6,906 6,911	0.74 to 0.75 0.94 to 0.94	5,146 6,485	0.03 0.00	1.40 to 1.55 1.40 to 1.55	(20.62) to (20.50) (6.17) to (6.08)
American Century International	12/31/2002 12/31/2001	(1)	1,999 2,000	0.64 to 0.64 0.83 to 0.83	1,280 1,665	0.27 0.00	1.40 to 1.55 1.40 to 1.55	(23.21) to (23.09) (16.76) to (16.68)
BlackRock Global Science & Technology	12/31/2002	(1)	200	0.72 to 0.72	144	0.00	1.40 to 1.55	(28.46) to (28.39)
BlackRock Mid Cap Growth	12/31/2002	(1)	2,799	0.76 to 0.76	2,122	0.00	1.40 to 1.55	(24.27) to (24.19)
Capital Guardian Global	12/31/2002 12/31/2001		134,910 197,077	0.89 to 0.90 1.13 to 1.13	120,720 222,399	0.18 0.00	1.40 to 1.55 1.40 to 1.55	(20.75) to (20.63) (11.74) to (11.61)
Capital Guardian U.S. Equity	12/31/2002 12/31/2001		21,577 24,382	0.63 to 0.64 0.84 to 0.85	13,686 20,594	0.45 0.11	1.40 to 1.55 1.40 to 1.55	(24.96) to (24.85) (4.87) to (4.73)
Capital Guardian Value	12/31/2002 12/31/2001		2,620,934 2,973,901	1.80 to 1.81 2.30 to 2.32	4,744,303 6,884,792	3.94 0.76	1.40 to 1.55 1.40 to 1.55	(21.91) to (21.79) 5.00 to 5.16

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Clarion Real Estate Securities	12/31/2002	(1)	15,968	$0.93 to $0.93	$14,847	1.74%	1.40% to 1.55%	(7.08)% to (6.99)%
Dreyfus Small Cap Value	12/31/2002 12/31/2001		2,444,304 2,751,445	1.88 to 1.89 3.15 to 3.17	4,619,499 8,712,645	14.35 0.00	1.40 to 1.55 1.40 to 1.55	(40.39) to (40.30) 26.81 to 27.00
Gabelli Global Growth	12/31/2002 12/31/2001		30,025 12,755	0.68 to 0.69 0.83 to 0.83	20,603 10,603	0.31 0.08	1.40 to 1.55 1.40 to 1.55	(17.58) to (17.46) (11.49) to (11.36)
Great Companies—AmericaSM	12/31/2002 12/31/2001	(1)	101,117 6,005	0.77 to 0.77 0.98 to 0.98	77,745 5,902	0.35 0.24	1.40 to 1.55 1.40 to 1.55	(21.90) to (21.78) (1.79) to (1.69)
Great Companies—Global[2]	12/31/2002 12/31/2001		1,998 1,999	0.60 to 0.60 0.78 to 0.78	1,203 1,556	0.07 0.00	1.40 to 1.55 1.40 to 1.55	(22.71) to (22.60) (18.11) to (17.99)
Great—Companies TechnologySM	12/31/2002 12/31/2001	(1)	1,999 2,000	0.47 to 0.47 0.77 to 0.77	943 1,547	0.00 0.00	1.40 to 1.55 1.40 to 1.55	(39.07) to (38.97) (22.68) to (22.60)
Janus Balanced (A/T)	12/31/2002	(1)	200	0.94 to 0.94	188	0.00	1.40 to 1.55	(6.07) to (5.98)
Janus Global	12/31/2002 12/31/2001		207,105 196,950	0.43 to 0.43 0.59 to 0.59	89,222 116,402	2.67 1.00	1.40 to 1.55 1.40 to 1.55	(27.15) to (27.05) (24.03) to (23.92)
Janus Growth II (A/T)	12/31/2002 12/31/2001		545,058 685,053	16.62 to 16.76 24.33 to 24.50	9,117,127 16,760,507	0.00 0.00	1.40 to 1.55 1.40 to 1.55	(31.71) to (31.61) (29.81) to (29.71)
Jennison Growth	12/31/2002 12/31/2001		829,340 937,964	0.59 to 0.59 0.86 to 0.87	491,135 813,669	0.00 2.07	1.40 to 1.55 1.40 to 1.55	(31.80) to (31.70) (19.80) to (19.68)
J.P. Morgan Enhanced Index	12/31/2002 12/31/2001		1,614,606 1,852,744	1.03 to 1.04 1.39 to 1.40	1,678,155 2,591,355	0.40 0.64	1.40 to 1.55 1.40 to 1.55	(25.74) to (25.63) (13.33) to (13.20)
Marsico Growth	12/31/2002 12/31/2001		156,871 161,200	0.56 to 0.57 0.77 to 0.78	88,580 124,853	0.11 0.84	1.40 to 1.55 1.40 to 1.55	(27.11) to (27.00) (15.41) to (15.29)
MFS High Yield	12/31/2002 12/31/2001		333,146 124,138	0.96 to 0.97 0.95 to 0.96	320,776 118,842	2.50 5.14	1.40 to 1.55 1.40 to 1.55	0.51 to 0.66 2.19 to 2.34

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
PBHG Mid Cap Growth	12/31/2002 12/31/2001		216,904 75,484	$0.35 to $0.35 0.50 to 0.50	$76,240 37,654	0.00 0.00%	1.40% to 1.55% 1.40 to 1.55	(29.49)% to (29.39)% (36.91) to (36.82)
PBHG/NWQ Value Select	12/31/2002 12/31/2001		169,176 175,332	0.88 to 0.89 1.04 to 1.05	149,780 183,561	2.01 0.14	1.40 to 1.55 1.40 to 1.55	(15.52) to (15.40) (3.32) to (3.17)
PIMCO Total Return	12/31/2002	(1)	476,541	1.05 to 1.05	501,309	0.00	1.40 to 1.55	5.11 to 5.22
Salomon All Cap	12/31/2002 12/31/2001		101,453 101,405	0.77 to 0.77 1.04 to 1.04	78,148 105,284	0.96 2.16	1.40 to 1.55 1.40 to 1.55	(25.86) to (25.75) 0.52 to 0.67
Transamerica Convertible Securities	12/31/2002	(1)	13,843	0.92 to 0.92	12,780	0.00	1.40 to 1.55	(7.75) to (7.66)
Transamerica Equity	12/31/2002 12/31/2001		372,638 344,892	0.52 to 0.52 0.67 to 0.67	192,322 232,340	0.00 0.00	1.40 to 1.55 1.40 to 1.55	(23.43) to (23.32) (18.89) to (18.77)
Transamerica Growth Opportunities	12/31/2002 12/31/2001	(1)	141,465 2,000	0.93 to 0.94 1.11 to 1.11	132,397 2,215	0.00 0.00	1.40 to 1.55 1.40 to 1.55	(15.62) to (15.50) 10.66 to 10.76
Transamerica U.S. Government Securities	12/31/2002 12/31/2001		2,857,061 2,393,200	1.47 to 1.48 1.41 to 1.41	4,207,360 3,381,156	2.15 5.19	1.40 to 1.55 1.40 to 1.55	4.20 to 4.35 3.48 to 3.64
T. Rowe Price Dividend Growth	12/31/2002 12/31/2001		69,234 47,125	0.81 to 0.81 1.01 to 1.02	56,143 47,812	0.54 0.41	1.40 to 1.55 1.40 to 1.55	(20.06) to (19.94) (5.64) to (5.50)
T. Rowe Price Equity Income	12/31/2002 12/31/2001		3,422,590 3,718,991	2.01 to 2.02 2.34 to 2.35	6,912,756 8,739,115	1.13 1.82	1.40 to 1.55 1.40 to 1.55	(14.15) to (14.02) 0.60 to 0.75
T. Rowe Price Growth Stock	12/31/2002 12/31/2001		2,578,763 3,049,837	2.05 to 2.07 2.70 to 2.72	5,327,600 8,281,368	0.05 0.00	1.40 to 1.55 1.40 to 1.55	(23.99) to (23.88) (11.43) to (11.29)
T. Rowe Price Small Cap	12/31/2002 12/31/2001		200,710 94,920	0.54 to 0.55 0.76 to 0.76	109,237 72,120	0.00 0.00	1.40 to 1.55 1.40 to 1.55	(28.46) to (28.35) (11.10) to (10.97)
Van Kampen Active International Allocation	12/31/2002 12/31/2001		3,500,614 4,603,634	1.00 to 1.00 1.22 to 1.23	3,509,986 5,638,671	0.19 0.00	1.40 to 1.55 1.40 to 1.55	(18.24) to (18.12) (24.14) to (24.03)

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Van Kampen Asset Allocation	12/31/2002 12/31/2001		1,992,660 2,174,218	$2.20 to $2.22 2.67 to 2.69	$4,411,248 5,837,861	2.15 1.99%	1.40% to 1.55% 1.40 to 1.55	(17.66)% to (17.54)% (8.49) to (8.35)
Van Kampen Money Market	12/31/2002 12/31/2001		1,874,959 1,857,301	1.36 to 1.37 1.36 to 1.37	2,556,473 2,535,047	1.28 3.56	1.40 to 1.55 1.40 to 1.55	(0.28) to (0.13) 2.11 to 2.26
Van Kampen Emerging Growth	12/31/2002 12/31/2001	(1)	1,999 2,000	0.53 to 0.53 0.81 to 0.81	1,062 1,611	0.08 0.07	1.40 to 1.55 1.40 to 1.55	(34.08) to (33.99) (19.47) to (19.39)
AIM V.I. Basic Value	12/31/2002	(1)	200	0.76 to 0.76	152	0.00	1.40 to 1.55	(24.25) to (24.17)
AIM V.I. Capital Appreciation	12/31/2002	(1)	2,288	0.79 to 0.79	1,815	0.00	1.40 to 1.55	(20.72) to (20.65)
Alliance Growth & Income	12/31/2002 12/31/2001	(1)	192,326 101,781	0.71 to 0.71 0.93 to 0.93	136,470 94,198	0.67 0.02	1.40 to 1.55 1.40 to 1.55	(23.45) to (23.34) (7.49) to (7.40)
Alliance Premier Growth	12/31/2002 12/31/2001	(1)	1,999 2,000	0.58 to 0.58 0.85 to 0.86	1,164 1,709	0.00 0.00	1.40 to 1.55 1.40 to 1.55	(31.90) to (31.80) (14.55) to (14.47)
Janus Aspen—Aggressive Growth	12/31/2002 12/31/2001		86,893 34,991	0.28 to 0.31 0.40 to 0.44	26,977 15,323	0.00 0.00	1.40 to 1.55 1.40 to 1.55	(29.22) to (29.11) (40.52) to (40.43)
Janus Aspen—Strategic Value	12/31/2002 12/31/2001		41,736 80,022	0.68 to 0.68 0.90 to 0.90	28,363 72,103	0.00 0.26	1.40 to 1.55 1.40 to 1.55	(24.59) to (24.48) (9.79) to (9.65)
Janus Aspen—Worldwide Growth	12/31/2002 12/31/2001		219,301 276,186	0.45 to 0.49 0.61 to 0.68	107,939 186,000	0.55 0.31	1.40 to 1.55 1.40 to 1.55	(26.84) to (26.74) (23.81) to (23.69)
MFS New Discovery	12/31/2002	(1)	2,487	0.75 to 0.75	1,857	0.00	1.40 to 1.55	(25.34) to (25.26)
MFS Total Return	12/31/2002	(1)	82,763	0.92 to 0.92	75,980	0.00	1.40 to 1.55	(8.29) to (8.20)
Fidelity—VIP Contrafund®	12/31/2002 12/31/2001		389,954 402,440	0.71 to 0.71 0.79 to 0.80	276,185 319,871	0.78 0.69	1.40 to 1.55 1.40 to 1.55	(10.98) to (10.85) (13.81) to (13.68)
Fidelity—VIP Equity-Income	12/31/2002 12/31/2001		646,739 549,287	0.82 to 0.83 1.01 to 1.01	533,828 555,376	1.47 0.36	1.40 to 1.55 1.40 to 1.55	(18.42) to (18.30) (6.68) to (6.54)

AUSA Life Insurance Company, Inc. Separate

Accounts VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Fidelity—VIP Growth	12/31/2002 12/31/2001	(1)	19,784 2,000	$0.60 to $0.60 0.87 to 0.87	$11,789 1,735	0.03 0.00%	1.40% to 1.55% 1.40 to 1.55	(31.36)% to (31.26)% (13.30) to (13.21)
Fidelity—VIP Growth Opportunities	12/31/2002 12/31/2001		50,750 92,955	0.55 to 0.55 0.71 to 0.71	27,765 66,230	1.06 0.42	1.40 to 1.55 1.40 to 1.55	(23.20) to (23.09) (15.95) to (15.83)
Fidelity—VIP Mid Cap	12/31/2002 12/31/2001		605,130 402,357	0.94 to 0.94 1.06 to 1.06	568,261 425,842	0.69 0.00	1.40 to 1.55 1.40 to 1.55	(11.40) to (11.27) (5.00) to (4.85)
Fidelity—VIP Value Strategies	12/31/2002	(1)	79,059	0.75 to 0.75	59,187	0.00	1.40 to 1.55	(25.20) to (25.13)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Assets Retained by AUSA Life

A summary of those subaccounts for which the market value of AUSA Life’s capital contributions exceed 5% of net assets follows:

Subaccount	Market Value
Capital Guardian U.S. Equity	$1,438
Gabelli Global Growth	1,369
Great Companies—Global(2)	1,203
Alliance Premier Growth	1,165
Fidelity—VIP Growth	1,191
American Century Income & Growth	1,491
American Century International	1,279
Van Kampen Emerging Growth	1,062
Great Companies—TechnologySM	943
Aggressive Asset Allocation	161
Moderate Asset Allocation	174
BlackRock Global Science & Technology	143
BlackRock Mid Cap Growth	152
Janus Balanced	188
AIM V.I. Basic Value	152
AIM V.I. Capital Appreciation	159
MFS New Discovery	149

6. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. AUSA also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

AUSA deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.25% or 1.40% (depending on the death benefit selected) is assessed in the first seven policy years The annual charge assessed is 1.10% or 1.25% (depending on the death benefit selected) after the first seven policy years.

AUSA Life Insurance Company, Inc. Separate

Account VA BNY—AUSA Landmark Variable Annuity

Notes to Financial Statements

December 31, 2002

7. Income Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to AUSA, as long as earnings are credited under the variable annuity contracts.

8. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

(7)			Not Applicable.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)

Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 14.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(k)

Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(9)	(a)	Opinion and Consent of Counsel. Note 2.

	(b	)	Consent of Counsel. Note 2.

(10)	(a	)	Consent of Independent Auditors. Note 18.

	(b	)	Opinion and Consent of Actuary Note 18.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 18 .

(14)

Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown,W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4. (M. Abrahms, J. Byrne, Jr., R.S. Rubinstein, R.F. Colby, P.S. Baird) Note 14. (Mark W. Mullin) Note 15. (F.A. Camp, M.W. Mullin, R.S. Rubinstein, B.K. Clancy, M.C. Abrahms, J.T. Byrne, Jr., R.F. Colby, C.F. Vargas, W. Brown, Jr., W.L. Busler, S.E. Frushtick, P.G. Kunkel, P.P. Post, C.N. Verhagen, C.D. Vermie) Note 17.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
William L. Busler 4333 Edgewood Road NE Cedar Rapids, IA 52499	Director and Vice President
William Brown, Jr 14 Windward Avenue White Plains, NY 10605	Director
Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director
Marc Abrahms 375 Willard Avenue Newington, CT 06111	Director
James Byrne, Jr. 130 Liberty St., 31st Floor New York, NY 10006	Director
Robert S. Rubinstein 4 Manhattanville Road Purchase, NY 10577	Director, Vice President and Assistant Secretary
Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director
Mark W. Mullin 4 Manhattanville Road Purchase NY 10577	Director, and Chairman of the Board

Craig D. Vermie 4333 Edgewood Road NE Cedar Rapids, IA 52499	Secretary, and Corporate Counsel
Colette Vargas 4 Manhattanville Road Purchase, NY 10577	Director and Chief Actuary
Brenda K. Clancy 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Treasurer
Robert F. Colby 4 Manhattanville Road Purchase, NY 10577	Director, Vice President and Assistant Secretary
Cornelis H. Verhagen .51 JFK Parkway Short Hills, NJ 07078	Director
Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10577	Director

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa

10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation

Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Item 27.     Number of Policyowners

As of December 31, 2002, there were 1,268 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

                      AFSG Securities Corporation

                      4333 Edgewood Road, N.E.

                      Cedar Rapids, Iowa 52499-0001

                      The directors and officers of

                      AFSG Securities Corporation

                      are as follows:5

Larry N. Norman	Ann Spaes
Director and President	Director and Vice President
Frank A. Camp	Darin Smith
Secretary	Vice President and
Assistant Secretary
Lisa Wachendorf	William G. Cummings
Director, Vice President and Chief Compliance Officer	Treasurer/Controller, Vice President
Thomas R. Moriarty	Teresa Stolba
Vice President	Assistant Compliance Officer
Priscilla Hechler	Emily Bates
Assistant Vice President and	Assistant Treasurer
Assistant Secretary	Assistant Secretary
Clifton Flenniken
Assistant Treasurer

[5]	The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $53,876.19, $221,572.17, and $763,699.10 from the Registrant for the year ending December 31, 2002, December 31, 2001 and December 31, 2000, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.)

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York).

Item	30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica.

at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2003.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (FORMERLY AUSA LIFE INSURANCE COMPANY, INC.) DEPOSITOR

/s/ FRANK A. CAMP
Frank A. Camp Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signature	Title	Date

* Mark W. Mullin	Chairman of the Board Director	, 2003

* Robert S. Rubinstein	Vice President, Assistant Secretary, and Director	, 2003

* Brenda K. Clancy	Treasurer	, 2003

* Marc C. Abrahms	Director	, 2003

* James T. Byrne, Jr.	Director	, 2003

* Robert F. Colby	Director	, 2003

* Colette F. Vargas	Director	, 2003

* William Brown, Jr.	Director	, 2003

* William L. Busler	Director	, 2003

* Steven E. Frushtick	Director	, 2003

* Peter G. Kunkel	Director	, 2003

* Peter P. Post	Director	, 2003

* Cornelis H. Verhagen	Director	, 2003

* Craig D. Vermie	Secretary and Corporate Counsel	, 2003

/s/ FRANK A. CAMP *By: Frank A. Camp	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Frank A. Camp	April 28, 2003

Registration No. 33-83560

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA BNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(5)(g)	Form of Application

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.